UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100 Lexington, Kentucky	40507
(Address of Principal Executive Offices)	(Zip Code)

Thomas P. Dupree

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code (859) 254-7741

Date of fiscal year end: June 30, 2006

Date of reporting period: July 1, 2005 through June 30, 2006

Item 1. Report to Stockholders

DUPREE MUTUAL FUNDS

June 30, 2006

ANNUAL REPORT

TO SHAREHOLDERS

ABOUT DUPREE MUTUAL FUNDS

In 1941, Dupree & Company, Inc., began business in Harlan, Kentucky as a small securities brokerage firm specializing in tax-exempt municipal bonds.

Over the years the firm, which in 1963 moved its offices to Lexington, Kentucky, grew to become a regional leader in public finance, helping to structure complex and innovative municipal bond financing for some of the largest public projects in the Commonwealth of Kentucky.

In 1979, Dupree & Company began what is now Dupree Mutual Funds with the Kentucky Tax-Free Income Series and became the fund’s investment advisor. The fund was one of the first single-state municipal bond funds in the country, and the first mutual fund to invest solely in Kentucky municipal bonds. Since then, several new offerings have been added to the Dupree Mutual Funds family:

Kentucky Tax-Free Short-to-Medium Series in 1987;

Intermediate Government Bond Series in 1992;

Tennessee Tax-Free Income Series in 1993;

Tennessee Tax-Free Short-to-Medium Series in 1994;

North Carolina Tax-Free Income Series in 1995;

North Carolina Tax-Free Short-to-Medium Series in 1995;

Alabama Tax-Free Income Series in 2000, and

Mississippi Tax-Free Income Series in 2000.

Today, after more than 60 years in business, Dupree continues to be a pioneer in the industry. Our Kentucky, Tennessee, and Mississippi Series are currently the ONLY 100% “no-load” municipal bond funds available in those states. No-load means simply that shares of the funds are offered directly to investors with no front or back-end sales charges, as opposed to load funds which are sold through brokerage firms or other institutions.

At Dupree Mutual Funds, our goal is a simple one: to offer investors a high-quality, low-cost way to invest in municipal and government bonds while providing superior service to our shareholders. We encourage you to let us know how we’re doing.

Financial Statements

Management’s Discussion of Fund Performance:	(Unaudited)
Twelve Months Ended June 30, 2006

The investment objective of our municipal bond funds is to provide as high a level of tax-free income as is consistent with the moderate risk of having a diversified portfolio of high quality bonds. Our eight single state tax-free municipal bond funds do not buy bonds subject to the Alternative Minimum Tax, while also trying to avoid bonds which may become subject to market discount tax rules. We do not try to anticipate market direction; instead, we attempt to buy high quality bonds at the best price possible on the shoulder of the yield curve and hold them in down markets as well as up markets. Similarly, our investment objective for our government bond fund is to provide a high level of stable income derived from securities of the U.S. government and its agencies, without incurring undue risk to principal.

Investors may sometimes fail to understand that as interest rates rise, bond prices fall, and vice versa. No rational discussion of a bond fund’s performance can take place, however, without a clear grasp of this fact. Each individual bond has its own fixed rate of interest; a rate that reflects a going market rate for a bond of that quality and maturity at the time that bond was issued. Over a period of time the going rate for that particular bond will vary as market conditions for interest rates vary. So, for purposes of discussion of bond mutual funds, it is generally sufficient to understand that bond prices fall as interest rates rise, and rise as interest rates fall. Other factors which may influence the performance of a state-specific fund include changes in the ratings assigned to bonds issued by the state or local governments, fluctuations in the specific economies of a given state or changes in revenues received by state or local governments necessary to pay debt service on issued bonds.

The twelve month period ending June 30, 2006 proved to be somewhat of a conundrum to market participants. During this period the Federal Reserve continued to raise short-term interest rates with the fed funds rate rising 200 basis points from 3.25% in June 2005 to 5.25% in June 2006. During this same time period long-term interest rates remained fairly well anchored. This is puzzling, as conventional wisdom would suggest that short-term interest rates and long-term interest rates would move in tandem. Our several Short-to-Medium Series generally underperformed our several Income Series during the period under review due to the substantial actions taken by the Federal Reserve in raising short-term interest rates.

During the past twelve months, we lengthened the average maturities of all three of the Short-to-Medium Series. While the repositioning of the portfolios of the Short-to-Medium Series increased the dividend yield to shareholders it also resulted in some transaction costs that negatively affected the performance of these funds.

i

A discussion of the performance of each of our funds for the twelve month period ending June 30, 2006 follows:

The Kentucky Tax-Free Income Series provided shareholders a positive total return of 0.41% for the one year period ending June 30, 2006. This performance compared favorably with the fund’s comparative index, the 7 year Lehman Brothers Municipal Bond Index, which had a total return of 0.15% for the same period. The Kentucky Short-to-Medium Series also provided shareholders with a positive total return of 0.22% during the period under review compared with a total return of 0.88% for the 3 year Lehman Brothers Municipal Bond Index. The Short-to-Medium Series experienced a net outflow of funds during the period under review which resulted in the liquidation of a number of positions which normally would have been held to maturity thereby negatively impacting the fund’s performance.

Kentucky’s economy performed moderately well during the period under review. General Fund tax revenues increased over the past twelve months and the unemployment rate as of June 2006 was 5.8% versus a 4.6% unemployment rate for the nation as a whole. From March 31, 2005 through March 31, 2006, employment grew by 28,700 jobs, or 1.6 percent, marking the ninth consecutive quarter of job growth. The leisure and hospitality sector added the largest number of new jobs followed by education and health services, trade, transportation and utilities, professional and business services, and construction The Commonwealth of Kentucky maintained its AA- bond credit rating during the period under review.

The Tennessee Tax-Free Income Series provided shareholders with a positive total return of 0.45% for the twelve month period ending June 30, 2006. This performance compared favorably with the fund’s comparative index, the 7 year Lehman Brothers Municipal Bond Index, which had a total return of 0.15% for the same period. The Tennessee Short-to-Medium Series had a total return of -0.10% for the period under review versus a total return of 0.88% for the 3 year Lehman Brothers Municipal Bond Index. The Tennessee Short-to-Medium Series experienced a net outflow of funds during the period under review which resulted in the liquidation of a number of positions that normally would have been held to maturity thereby negatively impacting the fund’s performance.

Tennessee’s economy also performed moderately well during the period under review. The Census Bureau 2005 Estimates of County Population show that the Tennessee population expanded 1.2 percent, or nearly 70,000 individuals, during the past year. As of June 2006, the state’s unemployment rate was 5.6% versus 4.6% for the nation as a whole. Nearly 39,000 jobs were added to Tennessee’s employment base from March 31, 2005 through March 31, 2006, resulting in a 1.4 percent growth rate. The leisure and hospitality, construction, retail, and education and health services sectors contributed to the state’s employment growth. Tennessee maintained its AA general obligation bond credit rating during the period under review.

The North Carolina Tax-Free Income Series provided shareholders with a positive total return of 0.59% for the twelve month period ending June 30, 2006. This performance compared favorably with the fund’s comparative index, the 7 year Lehman Brothers Municipal Bond Index, which had a total return of 0.15% for the same period. The North Carolina Short-to-Medium Series also provided shareholders with a positive total return of 0.06% for the period under review versus a total return of 0.88% for the 3 year Lehman Brothers Municipal Bond Index. The North Carolina Short-to-Medium Series experienced a net outflow of funds during the period under review which resulted in the liquidation of a number of positions that normally would have been held to maturity thereby negatively impacting the fund’s performance.

North Carolina’s economy expanded at a moderate pace during the period under review. Despite continued layoffs in the textile and apparel sectors, North Carolina unemployment rate as of June 2006 was 4.6% exactly matching the unemployment rate for the nation as a whole. Growth was particularly robust in the residential construction industry with single family permit issuance for the state up more than 10% in first quarter 2006 from a year ago. North Carolina maintained its AAA general obligation bond credit rating during the period under review.

The Alabama Tax-Free Income Series provided shareholders with a positive total return of 0.65% for the twelve month period ending June 30, 2006. This performance compared favorably with the fund’s comparative index, the 7 year Lehman Brothers Municipal Bond Index, which returned 0.15% for the same period.

Alabama’s infrastructure sustained only minor damage from Hurricane Katrina as compared to Mississippi. Alabama’s economy expanded at a moderate pace during the period under review. The state’s unemployment rate as of June 2006 was 3.6% which was below the 4.6% national average. Employment growth in the state has been led by auto-related manufacturing with four major automobile manufacturing plants and more than 300 parts suppliers now located within the state. Alabama maintained its AA general obligation bond credit rating during the period under review.

The Mississippi Tax-Free Income Series had a total return of -1.15% for the twelve month period ending June 30, 2006 compared with a total return of 0.15% for the 10 year Lehman Brothers Municipal Bond Index.

The severe economic dislocation caused by Hurricane Katrina temporarily depressed prices for Mississippi municipal obligations thereby negatively affecting the share price of the fund. Mississippi’s unemployment rate as of June 2006 was 7.1% which is well above the national average. However, going forward it is anticipated that the Mississippi economy should benefit from the significant rebuilding effort concentrated in the coastal areas of the state. In the immediate aftermath of Hurricane Katrina, the state of Mississippi’s general obligation bond credit rating was placed on negative watch; however, in the second quarter of 2006 the national credit rating agencies affirmed the state’s AA general obligation bond credit rating.

It should be noted that the Lehman Brothers Municipal Bond Index is national in scope so it does not necessarily reflect state-specific municipal bond fund performance. Furthermore, an index does not take into account any operating expenses or transaction costs. An investment cannot be made directly in an index.

The Intermediate Government Bond Series had a total return of -0.14% for the twelve month period ending June 30, 2006 compared with a total return of 0.07% for the Lehman Brothers U.S. Government Intermediate Bond Index. The Lehman Brothers U.S. Government Bond Index does not take into account any operating expenses or transaction costs as a real portfolio must.

There seems to be a growing consensus in the market that the Federal Reserve Open Market Committee (FOMC) is nearing an end to increases in the fed funds rate. If, and when this becomes apparent we would expect a gradual rise in bond prices which could last for an extended period of time, especially if subsequently the FOMC begins to reduce the fed funds rate. The result would be some recovery from the price declines of this past year. Of course, political instability in the Middle East and/or volatility in oil prices could upset this outlook in either direction.

Total returns include changes in share price and reinvestment of dividends and capital gains, if any. Performance data quoted represents past performance which is no guarantee of future results. The opinions expressed herein are those of the fund’s portfolio management and are current as of June 30, 2006. They are not guarantees of performance or investment results and should not be taken as investment advice.

The illustrations below provide each Fund’s sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Kentucky Tax-Free Income Series

% of Investments at market
CREDIT QUALITY
Aaa/AAA	77.54%
Aa/AA	14.77%
A	4.93%
Baa/BBB	2.03%
Not Rated	.73%

COMPOSITION
Prerefunded	5.99%
General Obligation	2.46%
Certificates of Participation	.36%
Lease Revenue	8.89%
Municipal Utilities	1.87%
Industrial Revenue	.01%
Hospitals Healthcare	4.20%
State and Local Mortgage	.40%
University Consolidated Education	.30%
Public Facilities	.96%
Insured Municipals	68.44%
Escrowed to Maturity	6.12%

Kentucky Tax-Free Short-to-Medium Series

% of Investments at market
CREDIT QUALITY
Aaa/AAA	56.69%
Aa/AA	34.85%
A	3.70%
Baa/BBB	4.21%
Not Rated	.55%

COMPOSITION
Prerefunded	1.85%
General Obligation	6.10%
Certificates of Participation	.43%
Lease Revenue	22.78%
Municipal Utilities	1.67%
Industrial Revenue	.11%
Hospitals Healthcare	10.25%
Insured Municipals	53.74%
Escrowed to Maturity	3.07%

Alabama Tax-Free Income Series

% of Investments at market
CREDIT QUALITY
Aaa/AAA	73.77%
Aa/AA	20.58%
A	4.55%
Baa/BBB	1.00%
Not Rated	.10%

COMPOSITION
Prerefunded	2.08%
General Obligation	18.94%
Municipal Utilities	1.16%
Industrial Revenue	1.00%
Hospitals Healthcare	.77%
University Consolidated Education	1.19%
Public Facilities	1.96%
Insured Municipals	72.90%

Mississippi Tax-Free Income Series

% of Investments at market
CREDIT QUALITY
Aaa/AAA	80.35%
Aa/AA	11.25%
A	4.15%
Baa/BBB	2.97%
Not Rated	1.28%

COMPOSITION
Prerefunded	3.84%
General Obligation	15.42%
Municipal Utilities	1.13%
Public Facilities	1.08%
Insured Municipals	77.40%
Escrowed to Maturity	1.13%

v

The illustrations below provide each Fund’s sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Tennessee Tax-Free Income Series

% of Investments at market
CREDIT QUALITY
Aaa/AAA	58.19%
Aa/AA	39.88%
A	.45%
Baa/BBB	1.48%

COMPOSITION
Prerefunded	3.27%
General Obligation	18.01%
Lease Revenue	.30%
Municipal Utilities	5.30%
Industrial Revenue	.22%
Hospitals Healthcare	12.29%
State and Local Mortgage	4.77%
University Consolidated Education	1.98%
Insured Municipals	52.45%
Escrowed to Maturity	1.41%

Tennessee Tax-Free Short-to-Medium Series

% of Investments at market
CREDIT QUALITY
Aaa/AAA	66.75%
Aa/AA	30.85%
A	.08%
Baa/BBB	1.70%
Not Rated	.62%

COMPOSITION
Prerefunded	2.11%
General Obligation	16.75%
Lease Revenue	1.72%
Municipal Utilities	1.85%
Hospitals Healthcare	5.42%
State and Local Mortgage	.64%
University Consolidated Education	2.41%
Insured Municipals	69.10%

North Carolina Tax-Free Income Series

% of Investments at market
CREDIT QUALITY
Aaa/AAA	68.83%
Aa/AA	25.82%
A	5.35%

COMPOSITION
Prerefunded	12.71%
General Obligation	2.22%
Certificates of Participation	10.19%
Lease Revenue	2.16%
Municipal Utilities	1.16%
Hospitals Healthcare	4.24%
State and Local Mortgage	.57%
Public Facilities	1.52%
Insured Municipals	64.52%
Escrowed to Maturity	.71%

North Carolina Tax-Free Short-to-Medium Series

% of Investments at market
CREDIT QUALITY
Aaa/AAA	71.39%
Aa/AA	25.68%
A	2.93%

COMPOSITION
Prerefunded	3.46%
General Obligation	5.28%
Certificates of Participation	8.52%
Lease Revenue	6.65%
Hospitals Healthcare	6.85%
University Consolidated Education	3.88%
Insured Municipals	65.36%

Intermediate Government Bond Series

% of Investments at market
CREDIT QUALITY
Aaa/AAA	100.00%

COMPOSITION
Federal Farm Credit Banks	14.29%
Federal Home Loan Banks	48.58%
Federal Home Loan Mortgage	8.84%
Federal National Mortgage	23.07%
Student Loan Mortgage	5.22%

PERFORMANCE COMPARISON (Unaudited)

The following graphs compare the change in value of a $10,000 investment in each series of Dupree Mutual Funds with the change in value of a $10,000 investment in a comparable index. The comparisons are made over ten years or since the inception of the series, if shorter than ten years. Results are for the fiscal years ended June 30.

Notes on Graphs:

Results reflect reinvestment of all dividend and capital gain distributions. For each series, we have chosen an index that approximates the average maturity of the compared series. The investor should understand that an index is a mathematical hypothesis and does not reflect a real market situation. For example, the portfolio of each index is replaced with an entirely different portfolio each year without reflecting operating expenses or transaction costs, an impossibility in reality. On the other hand, the fund’s performance reflects not only these factors but management costs as well. Past performance is not indicative of future results.

The performance tables and the graphs above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds — 100%

June 30, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
71.22% of Net Assets
AL Agriculture & Mechanical University Revenue	5.000%	11/01/2025	Aaa/AAA*/AAA@	$100,000	$101,666
AL Housing Financial Authority Single Family Mortgage	5.050	10/01/2013	Aaa	10,000	10,149
Alabama Private Colleges & University Facilities Authority	5.900	09/01/2016	Aaa/AAA*/AAA@	10,000	10,243
AL State Board Education Bishop State Community College	4.600	01/01/2021	Aaa/AAA@	100,000	100,334
Al State Board of Education Revenue Bonds Calhoun Community	5.000	05/01/2022	Aaa/AAA@	450,000	465,222
Alabama State Docks Department Docks Facilities Revenue	5.500	10/01/2022	Aaa/AAA*/AAA@	110,000	115,135
AL State University Revenue General Tuition & Fee -Series A	5.000	01/01/2019	Aaa/AAA*/AAA@	50,000	51,824
AL Water Pollution Control Authority Revolving Fund Loan	5.500	08/15/2016	Aaa/AAA*	10,000	10,025
AL Water Pollution Control Authority Revolving Fund Loan	4.800	08/15/2018	Aaa/AAA*/AAA@	50,000	51,035
AL Water Pollution Control Authority Revolving Fund Loan	4.800	08/15/2022	Aaa/AAA*/AAA@	170,000	171,914
AL Water Pollution Control Authority Revolving Fund Loan	5.000	08/15/2026	Aaa/AAA*/AAA@	130,000	132,711
Alexander City AL Warrants	4.700	05/01/2021	Aaa/AAA*/AAA@	200,000	201,850
Baldwin County AL Water and Sewer Series A General Obligation	5.000	01/01/2025	Aaa/AAA*	295,000	304,231
Birmingham AL General Obligation Bonds Series A	5.125	11/01/2022	Aaa/AAA*/AAA@	100,000	104,560
Birmingham AL Special Care Facilities Financing	5.000	06/01/2020	Aaa/AAA*	100,000	102,152
Birmingham AL Multifamily Housing Revenue Beaconview	5.600	07/01/2020	Aaa/AAA*/AAA@	20,000	20,244
Blount County AL Water Authority Revenue	5.750	08/01/2019	Aaa/AAA*/AAA@	125,000	133,839
Central Elmore AL Water & Sewer	5.000	07/01/2021	Aaa/AAA*/AAA@	100,000	103,403
Choctaw County AL Revenue School Warrants	4.700	03/01/2017	A*	200,000	196,368
Colbert County Northwest AL Health Care Facility	5.750	06/01/2015	Aaa/AAA*/AAA@	10,000	10,102
Colbert County-Northwest AL Healthcare Authority	5.750	06/01/2020	Aaa/AAA*/AAA@	20,000	20,203
Daphne AL Warrants	5.000	04/01/2023	Aaa/AAA*	250,000	259,163
East AL Health Care Authority Health Care Facilities Revenue	5.200	09/01/2023	AAA*/AAA@	260,000	267,834
Enterprise AL Water General Obligation	5.000	10/01/2019	Aaa/AAA*/AAA@	55,000	57,105
Enterprise AL Water General Obligation	5.000	10/01/2023	Aaa/AAA*/AAA@	450,000	463,770
Gasden AL Warrants - Series B	4.600	08/01/2022	Aaa/AAA@	100,000	99,996
Hoover AL Board of Education Capital Outlay Warrants	5.250	02/15/2026	Aaa/AAA*/AAA@	35,000	36,231
Huntsville AL Capital Improvement Warrants - Series C	4.500	11/01/2021	Aaa/AAA*/AAA@	200,000	199,330
Huntsville AL Health Care Authority Series A	5.000	06/01/2023	Aaa/AAA*/AAA@	140,000	142,733
Huntsville AL Health Care Authority Series A Revenue	5.000	06/01/2024	Aaa/AAA*	100,000	102,234
Huntsville AL Health Care Authority Series A	5.400	06/01/2022	Aaa/AAA*/AAA@	50,000	53,055
Huntsville AL Public Building Authority Lease Revenue	5.125	10/01/2022	Aaa/AAA*/AAA@	200,000	208,906
Huntsville AL Public Educational Building - A&M	5.600	06/01/2014	A*	20,000	20,873
Huntsville AL Public Educational Building	6.050	06/01/2020	A*	150,000	157,131
Jasper AL Waterworks & Sewer Board Water & Sewer Revenue	5.100	06/01/2018	Aaa/AAA*/AAA@	30,000	31,321
Jasper AL Waterworks & Sewer Board Water & Sewer Revenue	5.200	06/01/2021	Aaa/AAA*/AAA@	50,000	52,381
Jasper AL Waterworks & Sewer Board Water & Sewer Revenue	5.125	06/01/2026	Aaa/AAA*/AAA@	75,000	77,213
Jefferson County AL Sewer Revenue Capital Improvement	5.000	02/01/2020	Aaa/AAA*/AAA@	50,000	51,395
Lauderdale County & Florence AL Health Care Authority	5.250	07/01/2019	Aaa/AAA*/AAA@	30,000	31,110
Lee County AL School Warrants	5.000	02/01/2018	Aaa/AAA@	100,000	103,625
Lee County AL School Warrants Limited Obligation	5.000	02/01/2021	Aaa/AAA@	75,000	77,330
Limestone County AL Water & Sewer Authority Water Revenue	5.000	12/01/2029	Aaa	275,000	280,657
Linden AL Warrants	5.250	06/01/2023	AA*	25,000	25,728
Madison AL School Warrants - Series B	5.000	02/01/2023	Aaa/AAA*/AAA@	150,000	154,052
Madison AL Refunding Warrants	5.000	04/01/2021	Aaa/AAA*/AAA@	350,000	364,763
Mobile AL Limited Obligation Tax Warrants	5.500	02/15/2023	A1	35,000	35,873
Montgomery AL Waterworks & Sanitary Sewer Board	5.000	09/01/2019	Aaa/AAA*/AAA@	50,000	51,712
Montgomery AL Waterworks & Sanitation Sewer Board Revenue	5.000	03/01/2025	Aaa/AAA*/AAA@	250,000	257,788
Morgan County AL Water and Sewer General Obligation Warrants	5.000	04/01/2028	Aaa	100,000	102,249
Muscle Shoals AL Refunded Warrants	4.600	08/01/2024	Aaa/AAA*/AAA@	250,000	250,323
Phenix City AL School Warrants	5.450	08/01/2016	Aaa/AAA*/AAA@	10,000	10,735
Roanoke AL Warrants	4.450	05/01/2020	Aaa/AAA*/AAA@	150,000	150,834
St Clair County AL Board Education School Tax Warrants	4.400	02/01/2022	Aaa/AAA*/AAA@	50,000	49,058
Shelby County AL Board of Education Special Tax School Warrants	5.000	02/01/2025	Aaa/AAA*	300,000	309,207
Southeast AL Gas District System Revenue Series A	5.500	06/01/2020	Aaa/AAA@	10,000	10,718
Talladega County AL Industrial Development Revenue	4.700	01/01/2022	Aaa/AAA@	100,000	101,470
Trussville AL Warrants	4.800	10/01/2021	Aaa/AAA@	85,000	86,400
Tuskegee AL Utilities Board Utilities Revenue	5.500	02/01/2022	Aaa/AAA*	70,000	72,066
University AL University Revenue Hospital - Series A	5.400	09/01/2013	Aaa/AAA*/AAA@	50,000	53,144
University of Southern AL University Revenue & Capital	5.000	03/15/2021	Aaa/AAA@	370,000	382,158

					7,658,881
GENERAL OBLIGATION BONDS
18.51% of Net Assets
AL State - Series A	5.000	06/01/2019	Aa3/AA*	30,000	30,880
AL State Series A	5.000	06/01/2020	Aa3/AA*	100,000	103,005
Alabama State Series B	5.000	06/01/2021	Aa3/AA*	30,000	30,749
Alabama State - Series A	4.625	09/01/2022	Aa3/AA*	100,000	100,356
Alabama 21st Century Authority Tobacco Settlement Revenue	5.750	12/01/2020	Baa1/A-*	50,000	51,873
Alabama 21st Century Authority Tobacco Settlement Revenue	5.850	12/01/2013	Baa1/A-*	15,000	16,112
Birmingham AL Warrants	4.900	01/01/2018	Aa3/AA*/AA-@	150,000	152,702
Birmingham AL Warrants	4.750	01/01/2023	Aa3/AA*/AA-@	225,000	226,296

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds — 100%

June 30, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
Birmingham AL Capital Improvement Warrants - Series A	5.500%	08/01/2025	Aa3/AA*/AA-@	$100,000	$105,597
Birmingham AL Referral Warrants - Series A	5.250	05/01/2018	Aa3/AA*/AA-@	300,000	318,783
Madison AL Warrants - Series C	5.000	09/01/2018	Aaa/AAA*/AAA@	250,000	258,140
Montgomery AL Warrants - Series C General Obligation	5.000	01/01/2023	Aa2/AA*/AAA@	580,000	595,898

					1,990,391
PREREFUNDED BONDS
2.03% of Net Assets
Fairhope AL Utilities Revenue Warrants	5.750	12/01/2021	Aaa/AAA*	25,000	25,703
Hoover AL Warrants Series A	5.650	01/01/2014	Aa3/AA*	10,000	10,679
Jefferson County AL Board of Education Capital Outlay	5.800	02/15/2020	AAA*/AAA@	10,000	10,319
Montgomery AL BMC Special Care Facilities Financing Authority	5.000	11/15/2029	Aaa/AAA*	85,000	86,978
Nortwest AL Gas District Gas System Revenue	5.900	05/01/2020	Aaa/AAA@	35,000	36,923
St Clair County Board of Education School Tax Anticipation	5.500	02/01/2016	Aaa/AAA*/AAA@	10,000	10,508
University of Alabama Revenue - Birmingham	6.000	10/01/2020	Aaa/AAA*/AAA@	25,000	26,658
University of Alabama University Revenue-Huntsville	5.750	12/01/2016	Aaa/AAA*/AAA@	10,000	10,282

					218,050
PUBLIC FACILITIES REVENUE BONDS
1.91% of Net Assets
AL State Public Schools & College Authority - Series B	5.000	12/01/2021	Aa3/AA*	190,000	195,345
Rockford AL Public Building Authority Building Revenue	5.750	09/01/2015	NR	10,000	10,370

					205,715
UNIVERSITY CONSOLIDATED EDUCATION & HOUSING
1.16% of Net Assets
Mobile AL Spring Hill College Educational Building	5.100	09/01/2019	Aa3	120,000	124,817

					124,817
MUNICIPAL UTILITIES
1.13% of Net Assets
Birmingham AL Water & Sewer Revenue Warrants - Series A	5.125	01/01/2017	A2/AA-*	20,000	20,761
Birmingham AL Water & Sewer Revenue Warrants - Series A	4.750	01/01/2021	A2/AA-*	100,000	100,963

					121,724
INDUSTRIAL REVENUE BONDS
.98% of Net Assets
Auburn AL Industrial Development Board Facilities Revenue	5.800	11/01/2011	BBB*	75,000	79,157
Auburn AL Industrial Development Board Facilities Revenue	6.200	11/01/2020	BBB*	25,000	26,254

					105,411
HOSPITALS AND HEALTHCARE
.76% of Net Assets
Mobile AL Second Medical Clinic Board Revenue Franklin	5.050	03/01/2018	Aa3	50,000	50,278
Montgomery AL Baptist Medical Center Special Care	5.375	09/01/2022	Aaa/AAA*	30,000	31,024

					81,302

Total Investments (cost $10,511,119)(See (a) below for further explanation) - 97.70% of Net Assets					$10,506,291

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited.
(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$117,112
Unrealized depreciation	(121,940)

Net unrealized appreciation	$(4,828)

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2006

ASSETS:
Investments in securities, at value (Cost: $10,511,119)		$10,506,291
Cash		136,373
Interest receivable		148,787

Total assets		10,791,451
LIABILITIES:
Payable for:
Distributions to shareholders	30,495
Investment advisory fee	2,609
Transfer agent fee	2,002
Trustee fee	654
Accrued expenses	1,774
Total liabilities		37,534

NET ASSETS:
Capital		10,765,263
Net accumulated realized loss on investment transactions		(6,518)
Net unrealized depreciation in value of investments		(4,828)

Net assets at value		$10,753,917

NET ASSET VALUE, offering price and redemption price per share ($10,753,917 -:- 933,858 shares outstanding; unlimited number of shares authorized; no par value)		$11.52

STATEMENT OF OPERATIONS

For the year ended June 30, 2006

Net investment income:
Interest income	$411,617

Expenses:
Investment advisory fee	46,424
Transfer agent fee	13,927
Custodian expense	4,800
Pricing fees	4,057
Professional fees	4,413
Trustee fees	857
Other expenses	8,171

Total expenses	82,649
Fees waived by Adviser	(34,855)
Custodian expense reduction	(4,800)

Net expenses	42,994

Net investment income	368,623

Realized and unrealized loss on investments:
Net realized loss	(2,170)
Net decrease in unrealized appreciation	(320,339)

Net realized and unrealized loss on investments	(322,509)

Net increase in net assets resulting from operations	$46,114

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2006 and 2005

	2006	2005
Increase in net assets:
Operations:
Net investment income	$368,623	$273,588
Net realized (loss)/gain on investments	(2,170)	5,456
Net (decrease)/increase in unrealized appreciation	(320,339)	226,824

Net increase in net assets resulting from operations	46,114	505,868
Distributions to shareholders from net investment income	(368,623)	(273,588)
Net fund share transactions (Note 4)	3,275,939	2,295,369

Total increase	2,953,430	2,527,649
Net assets:
Beginning of year	7,800,487	5,272,838

End of year	$10,753,917	$7,800,487

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	2006	2005	2004	2003	2002
Net asset value, beginning of year	$11.91	$11.45	$11.80	$11.22	$10.99

Income from investment operations:
Net investment income	0.47	0.48	0.51	0.52	0.56
Net gains/(losses) on securities, both realized and unrealized	(0.39)	0.46	(0.35)	0.58	0.23

Total from investment operations	0.08	0.94	0.16	1.10	0.79
Less distributions:
Distributions from net investment income	(0.47)	(0.48)	(0.51)	(0.52)	(0.56)

Net asset value, end of year	$11.52	$11.91	$11.45	$11.80	$11.22

Total return	0.65%	8.36%	1.36%	9.98%	7.32%
Net assets, end of year (in thousands)	$10,754	$7,800	$5,273	$4,615	$2,404
Ratio of net expenses to average net assets (a)	0.46%	0.46%	0.40%	0.33%	0.28%
Ratio of net investment income to average net assets	3.97%	4.08%	4.36%	4.46%	4.99%
Portfolio turnover	7.72%	3.96%	16.43%	6.24%	18.15%

(a)	Percentages are after expenses waived by Adviser and custodian and interest expense reductions.

Expenses waived by Adviser and custodian and interest expense reductions were:

.38% and .05% for 2006; .36% and .08% for 2005; .41% and .10% for 2004; .50% and .12% for 2003; and .53% and .23% for 2002, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

June 30, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
68.27% of Net Assets
Ballard County School District Finance Corporation	5.000%	06/01/2020	Aaa/AAA@	$1,240,000	$1,286,723
Bardstown KY Combined Utilities Revenue	5.000	12/01/2017	Aaa/AAA@	1,290,000	1,346,696
Bardstown KY Combined Utilities Revenue	5.000	12/01/2018	Aaa/A2*/AAA@	1,510,000	1,573,873
Barren County School District Finance Corporation	4.750	08/01/2022	Aaa/Aa3*/AAA@	3,085,000	3,144,016
Boone County Pollution Control Revenue - Dayton Power	4.700	01/01/2028	Aaa/AAA*/AAA@	8,595,000	8,491,860
Boone County School District Finance Corporation	5.000	05/01/2023	Aaa/AAA*	4,070,000	4,189,332
Boone County School District Finance Corporation	5.000	05/01/2024	Aaa/AAA*	4,265,000	4,395,722
Boone County KY Water - Florence	5.000	12/01/2015	Aaa/AAA*	1,000,000	1,042,900
Boone-Florence KY Water Supply System Revenue	5.000	12/01/2017	Aaa/AAA*	1,805,000	1,874,438
Boone-Florence KY Water Supply System Revenue	5.000	12/01/2018	Aaa/AAA*	1,900,000	1,970,300
Boone-Florence County KY Water Supply System Revenue	5.000	12/01/2020	Aaa/AAA*	2,100,000	2,173,584
Bullitt County School District Finance Corporation	4.750	07/01/2022	Aaa/AAA@	2,440,000	2,485,506
Bullitt Co School District Finance Corporation	4.500	10/01/2024	Aaa/AAA@	2,720,000	2,709,746
Cambell & Kenton Counties Sanitation District Number 1	5.000	08/01/2017	Aaa/AAA*/AAA@	1,000,000	1,037,630
Carrollton & Henderson KY Public Energy Authority Gas Revenue	5.000	01/01/2007	Aaa/AAA*/AAA@	1,000,000	1,006,910
Carter County Detention Center	5.125	05/01/2029	Aaa/AAA*	960,000	1,001,578
Easter Kentucky University Consolidated Educational Building	5.000	05/01/2021	Aaa/AAA*	1,580,000	1,635,806
Fayette County KY School District Finance Corporation	5.250	04/01/2021	Aaa/AAA*/AAA@	2,285,000	2,399,936
Fayette County School District Finance Corporation	5.000	04/01/2024	Aaa/AAA*/AAA@	6,985,000	7,219,556
Fayette County School District Finance Corporation	5.000	04/01/2025	Aaa/AAA*/AAA@	7,340,000	7,607,910
Fayette County School District Finance Corporation	4.500	03/01/2022	Aaa/AA-*/AAA@	4,100,000	4,102,091
Greater KY Housing Assistance Corporation-Chenowith Woods	6.100	01/01/2024	Aaa/AAA*/AAA@	780,000	780,398
Greater Ky Housing Assistance Corporation-Northside Apts	6.200	02/01/2025	AAA*	3,340,000	3,340,000
Greater KY Housing Assistance Corporation Mortgage Revenue	5.450	05/20/2027	Aaa	1,245,000	1,283,832
Jefferson County KY Health Facilities-Jewish Hospital	5.650	01/01/2017	Aaa/AAA*	3,450,000	3,550,913
Jefferson County KY Health Facilities - Jewish Hospital	5.700	01/01/2021	Aaa/AAA*	4,520,000	4,655,419
Jefferson County KY Health Facilities University Medical Center	5.500	07/01/2017	Aaa/AAA*	8,675,000	8,879,817
Jefferson County Ky School District Finance Corporation	5.250	01/01/2016	Aaa/AAA*/AAA@	1,000,000	1,046,800
Jefferson County School District Finance Corporation	5.250	01/01/2019	Aaa/AAA*/AAA@	2,000,000	2,083,220
Jefferson County KY Health Facilities-Alliant Health System	5.125	10/01/2017	Aaa/AAA*/AAA@	2,940,000	3,013,235
Jefferson County KY Capital Projects Corporation Revenue	5.375	06/01/2018	Aaa/AAA*/AAA@	1,500,000	1,548,825
Kenton County KY School District Finance Corporation School	5.000	06/01/2021	Aaa/Aa3*/AAA@	4,055,000	4,199,561
Kenton County KY School District Finance Corporation School	5.000	06/01/2023	Aaa/AAA@	4,465,000	4,615,158
Kenton County KY School District Finance Corporation School	5.000	06/01/2024	Aaa/AAA@	4,665,000	4,815,633
Ky Asset Liability Community General Fund	5.000	05/01/2020	Aaa/AAA*/AAA@	2,000,000	2,083,960
KY Asset Liability Commission Project Notes First Series	5.000	05/01/2023	Aaa/AAA*/AAA@	5,600,000	5,797,792
Ky Asset Liability Community General Fund	5.000	05/01/2024	Aaa/AAA*/AAA@	5,880,000	6,079,038
Ky Asset Liability Commission	5.000	05/01/2025	Aaa/AAA*/AAA@	1,000,000	1,034,580
KY Asset Liability Project Notes	5.000	09/01/2015	Aaa/AAA*/AAA@	6,000,000	6,336,480
KY Asset Liability Commission University Of KY Project Note	5.000	10/01/2023	Aaa/AAA*	8,075,000	8,377,247
Ky Asset Liability Commission University Of KY Project Note	5.000	10/01/2024	Aaa/AAA*	7,405,000	7,682,169
KY Asset Liability Commission University Of KY Project Note	5.000	10/01/2025	Aaa/AAA*	3,700,000	3,835,642
Kentucky Economic Development Finance Authority-Ashland Hospital	5.000	02/01/2018	Aaa/AAA*/AAA@	1,500,000	1,530,990
Kentucky Development Finance Authority-St Clair Medical	5.875	09/01/2013	AAA*	2,000,000	2,010,280
Kentucky Development Finance Authority-St Claire Medical	5.625	09/01/2021	AAA*	2,500,000	2,512,200
Kentucky Development Finance Authority-Methodist Hospital	5.625	02/01/2017	AAA*	6,500,000	6,700,785
Kentucky Development Finance Authority-Appalachian Regional	5.850	10/01/2017	A*	1,000,000	1,033,840
Kentucky Housing Corporation	4.750	07/01/2017	Aaa/AAA*	1,335,000	1,350,099
Kentucky Housing Corporation	4.650	07/01/2023	Aaa/AAA*	3,595,000	3,569,943
Kentucky Housing Corporation	4.400	01/01/2017	Aaa/AAA*	1,000,000	995,840
Kentucky Housing Corpoartion	4.850	01/01/2024	Aaa/AAA*	2,000,000	2,015,340
KY State Property & Building Commission #73	5.000	11/01/2021	Aaa/AAA*/AAA@	1,000,000	1,031,120
KY State Property & Building Commission #76	5.500	08/01/2021	Aaa/AAA/AAA	500,000	557,800
KY State Property & Building Commission #83	5.000	10/01/2013	Aaa/AAA*/AAA@	610,000	645,673
KY State Property & Building Commission #83	5.000	10/01/2017	Aaa/AAA*/AAA@	5,000,000	5,304,700
KY State Property & Building Commission #83	5.000	10/01/2018	Aaa/AAA*/AAA@	17,750,000	18,835,590
KY State Property & Building Commission #83	5.250	10/01/2020	Aaa/AAA*/AAA@	24,220,000	26,327,140
KY State Property & Building Commission #73	5.500	11/01/2017	Aaa/AAA*/AAA@	1,000,000	1,075,050
KY State Property & Building Commission #73	5.000	11/01/2019	Aaa/AAA*/AAA@	1,360,000	1,409,939
KY State Property & Building Commission #73	5.000	11/01/2020	Aaa/AAA*/AAA@	3,255,000	3,381,847
KY State Property & Building Commission #73	5.000	08/01/2019	Aaa/AAA*/AAA@	10,000,000	10,601,900
KY State Property & Building Commission #81	5.000	08/01/2022	Aaa/AAA*/AAA@	17,500,000	18,534,600
KY State Property & Building Commission #85	5.000	08/01/2020	Aaa/AAA*/AAA@	5,760,000	6,007,507
KY State Property & Building Commission #85	5.000	08/01/2022	Aaa/AAA*/AAA@	3,000,000	3,108,480
KY State Property & Building Commission #85 **	5.000	08/01/2022	Aaa/AAA*/AAA@	5,200,000	5,388,032
KY State Property & Building Commission #85	5.000	08/01/2023	Aaa/AAA*/AAA@	12,500,000	12,942,500
KY State Property & Building Commission #85	5.000	08/01/2024	Aaa/AAA*/AAA@	13,300,000	13,780,928
KY State Property & Building Commission #85	5.000	08/01/2025	Aaa/AAA*/AAA@	5,000,000	5,184,550
KY State Property & Building Commission #79	4.750	10/01/2023	Aaa/AAA*/AAA@	3,000,000	3,042,060
KY State Property & Building Commission #80	5.250	05/01/2018	Aaa/AAA*/AAA@	2,940,000	3,182,579

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

June 30, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
KY State Property & Building Commission #80	5.250%	05/01/2020	Aaa/AAA*/AAA@	$1,000,000	$1,085,160
KY State Property & Building Commission #81	5.000	11/01/2017	Aaa/AAA*/AAA@	2,060,000	2,156,387
KY State Property & Building Commission #81	5.000	11/01/2018	Aaa/AAA*/AAA@	1,720,000	1,793,857
KY State Property & Building Commission #81	5.000	11/01/2019	Aaa/AAA*/AAA@	2,385,000	2,478,277
KY State Property & Building Commission #81	5.000	11/01/2020	Aaa/AAA*/AAA@	3,560,000	3,690,189
KY State Property & Building Commission #81	5.000	11/01/2022	Aaa/AAA*/AAA@	3,930,000	4,053,834
KY State Turnpike Authority Economic Development	5.150	07/01/2019	Aaa/AAA*/AAA@	1,000,000	1,041,540
KY State Turnpike Authority Economic Development	5.000	07/01/2023	Aaa/AAA*/AAA@	4,325,000	4,480,397
KY State Turnpike Authority Economic Development	5.000	07/01/2024	Aaa/AAA*/AAA@	3,770,000	3,894,184
KY State Turnpike Authority Economic Development	5.000	07/01/2025	Aaa/AAA*/AAA@	2,000,000	2,073,340
KY State Turnpike Authority Economic Development	5.000	07/01/2026	Aaa/AAA@/AAA*	4,720,000	4,892,988
Knox County General Obligation	5.625	06/01/2036	AAA*/AAA@	2,490,000	2,699,060
Letcher County School District Finance Corporation	5.000	06/01/2022	Aaa/Aa3*/AAA@	1,755,000	1,811,669
Letcher County School District Finance Corporation	5.000	06/01/2024	Aaa/Aa3*/AAA@	1,930,000	1,989,714
Lexington Fayette Urban County Government Public Facilities	5.125	10/01/2015	AAa/AAA*	1,770,000	1,850,553
Lexington Fayette Urban County Government Public Facilities	5.125	10/01/2017	Aaa/AAA*	1,830,000	1,909,953
Lexington Fayette Urban County Government Public Facilities	5.125	10/01/2018	Aaa/AAA*	2,135,000	2,226,549
Lexington Fayette Urban County Government Public Facilities	5.125	10/01/2019	Aaa/AAA*	2,415,000	2,511,769
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2019	Aaa/AAA*/AAA@	2,500,000	2,571,475
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2028	Aaa/AAA*/AAA@	10,425,000	10,468,368
Louisville & Jefferson County Metropolitian Sewer	5.000	05/15/2022	Aaa/AAA*/AAA@	2,855,000	2,960,464
Louisville & Jefferson County Metropolitian Sewer	5.000	05/15/2023	Aaa/AAA*/AAA@	2,990,000	3,093,813
Louisville & Jefferson County Metropolitian Sewer	5.000	05/15/2024	Aaa/AAA*/AAA@	3,135,000	3,248,487
Louisville & Jefferson County Metropolitian Sewer	5.000	05/15/2025	Aaa/AAA*/AAA@	3,285,000	3,391,795
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2026	Aaa/AAA*/AAA@	5,000,000	5,151,500
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2025	Aaa/AAA*	3,270,000	3,380,591
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2026	Aaa/AAA*	3,230,000	3,336,622
Louisville & Jefferson County KY Regional Airport Authority	5.500	07/01/2017	Aaa/AAA*/AAA@	2,655,000	2,848,231
Louisville & Jefferson County Visitors and Convention Center	4.500	12/01/2023	Aaa/AAA*/AAA@	2,340,000	2,341,755
Louisville & Jefferson County Visitors and Convention Center	4.500	12/01/2024	Aaa/AAA*/AAA@	2,250,000	2,241,540
Louisville & Jefferson County Visitors and Convention Center	4.600	12/01/2025	Aaa/AAA*/AAA@	1,490,000	1,495,826
Louisville & Jefferson County Student Housing	5.000	06/01/2025	AAA*	2,030,000	2,102,309
Louisville KY G.O. - Series A	5.000	10/01/2020	Aaa/AAA*/AAA@	7,165,000	7,421,005
Louisville Health Care Facilities	6.650	12/20/2030	Aaa	4,957,000	5,481,203
Louisville KY Parking Authority-River City First Mortgage	5.000	12/01/2017	Aaa/AAA*/AAA@	1,000,000	1,026,750
Madison County School District Finance Corporation	4.500	04/01/2016	Aaa/AAA*/AAA@	695,000	705,474
Marshall County School District Finance Corporation	5.000	06/01/2022	Aaa/Aa3*/AAA@	1,400,000	1,445,206
McCracken County School District Finance Corporation	4.650	07/01/2019	Aaa/AAA@	1,655,000	1,680,984
McCracken County School District Finance Corportion	4.700	07/01/2020	Aaa/AAA@	1,725,000	1,749,305
McCracken County School District Finance Corportion	5.000	07/01/2022	Aaa/AAA@	4,000,000	4,108,400
McCreary County Courthouse & Public Square Corporation Revenue	5.400	09/01/2020	Aaa/AAA*/AAA@	1,550,000	1,652,269
Nelson County School District Finance Corporation	4.500	04/01/2021	Aaa/Aa3*/AAA@	1,130,000	1,131,232
Nelson County School District Finance Corporation	4.500	04/01/2023	Aaa/Aa3*/AAA@	2,505,000	2,498,988
Northern KY University Certificate of Participation	4.900	12/01/2021	Aaa/AAA*	2,725,000	2,788,138
Northern KY University Certificate of Participation	5.000	12/01/2024	Aaa/AAA*	2,000,000	2,048,420
Northern KY Water District Revenue	4.750	02/01/2019	Aaa/AAA*	1,000,000	1,015,150
Northern KY Water District Revenue	5.000	02/01/2020	Aaa/AAA@	3,080,000	3,168,981
Northern KY Water District Revenue	5.000	02/01/2021	Aaa/AAA@	2,635,000	2,712,443
Northern KY Water District Revenue	4.000	02/01/2019	Aaa	1,275,000	1,224,867
Northern KY Water District Revenue	4.125	02/01/2020	Aaa	1,325,000	1,278,771
Northern KY Water District Revenue	4.125	02/01/2021	Aaa	1,380,000	1,326,456
Northern KY Water District Revenue	4.500	02/01/2022	Aaa	1,385,000	1,374,225
Northern KY Water District Revenue	4.500	02/01/2024	Aaa	1,035,000	1,026,265
Pike County KY Mortgage Revenue-Phelps Regional Health	5.350	09/20/2012	AAA*	170,000	175,960
Radcliff KY Mortgage Revenue-Lincoln Trail Care	5.650	01/20/2019	AAA*	3,110,000	3,222,084
Shelby County School District Finance Corporation	5.000	05/01/2022	Aaa/Aa3*/AAA@	1,815,000	1,873,044
Shelbyville KY Certificate of Participation	5.150	07/01/2018	Aaa/AAA@	4,165,000	4,334,890
Spencer County School District Finance Corporation	5.000	07/01/2023	Aaa/AAA@	1,000,000	1,031,250
University of Kentucky Housing and Dining	4.400	06/01/2017	Aaa/AAA@	2,815,000	2,833,269
Warren County Ky Hospital Facility Revenue	4.625	04/01/2012	Aaa/AAA*/AAA@	1,500,000	1,529,625
Warren County KY Hospital Facility Revenue	5.000	04/01/2016	AAA/Aaa*/AAA@	1,000,000	1,024,490
Warren County Ky Hospital Facility Revenue	5.000	04/01/2017	Aaa/AAA*/AAA@	1,000,000	1,026,720

					468,985,204
LEASE REVENUE BONDS
9.25% of Net Assets
Boone County Ky School District Finance Corporation	5.500	09/01/2019	Aa3	1,860,000	1,960,273
Boone County KY School District Finance Corporation	5.750	02/01/2020	Aa3	1,200,000	1,287,348
Boone County KY School District Finance Corporation	5.000	08/01/2019	Aa3	1,040,000	1,080,300
Boone County KY School District Finance Corporation	5.000	02/01/2022	Aa3	3,000,000	3,107,160
Bullitt County KY School District Finance Corporation	5.000	07/01/2021	Aa3	1,000,000	1,041,570
Christian County Ky Public Courthouse Lease Revenue	5.125	08/01/2017	Aa3	1,090,000	1,141,710
Christian County Ky Public Courthouse Lease Revenue	5.125	08/01/2018	Aa3	1,145,000	1,198,861

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds—100%

June 30, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
Covington Independent School District Finance Corporation	5.250%	06/01/2019	Aa3	$1,225,000	$1,282,489
Danville Multi-City Lease Campbellsville Water & Sewer	3.500	07/01/2012	Baa1	1,950,000	1,888,302
Daviess County KY School District Finance Corporation	5.000	06/01/2021	Aa3	1,155,000	1,196,961
Green County KY School District Finance Corporation	5.000	04/01/2021	Aa3	1,085,000	1,124,700
Greenup County KY School District Finance Corporation	4.650	03/01/2021	Aa3	1,650,000	1,696,151
Hopkins County KY School District Finance Corporation	5.125	06/01/2019	Aa3	4,120,000	4,321,221
Kentucky Area Development Districts Financing Lease-Ewing ^	5.700	06/01/2015	AA*	1,500,000	1,583,025
Kentucky Area Development Districts Financing Lease-Ewing ^	5.600	06/01/2022	AA*	1,055,000	1,105,735
Kentucky Area Development Districts Financing Lease-Ewing ^	5.350	12/01/2022	AA*	2,560,000	2,665,114
Kentucky Area Development Districts Financing Lease-Ewing ^	5.400	12/01/2021	AA*	710,000	757,322
Kentucky Area Development Districts Financing Lease-Ewing ^	5.400	12/01/2021	AA*	1,095,000	1,164,051
Kentucky Area Development Districts Financing Lease-Ewing ^	4.700	06/01/2024	AA*	2,625,000	2,629,489
KY Interlocal Transportation Equipment Lease Revenue	6.000	12/01/2020	Aa3/A+*	400,000	406,220
Kentucky Infrastructure Authority	5.000	06/01/2019	Aa3/A+*/AA-@	1,000,000	1,035,190
Kentucky Infrasturcture Authority	5.000	06/01/2017	Aa3/AA-*	1,035,000	1,067,571
KY State Property & Building #68	5.250	10/01/2018	Aa3/A+*/AA-@	1,500,000	1,573,710
KY State Property & Building #68	5.000	10/01/2019	Aa3/A+*/AA-@	5,500,000	5,680,235
KY State Property & Building #73	5.500	11/01/2013	Aa3/A+*/AA-@	1,500,000	1,598,895
Lexington-Fayette Urban County Government General Obligation	4.750	05/01/2020	Aa2/AA+*	1,000,000	1,021,150
Martin County KY School District Finance Corporation	5.375	09/01/2020	Aa3	1,100,000	1,168,123
Montgomery County School District Finance Corporation	4.375	04/01/2023	Aa3	3,105,000	3,030,915
Oldham County KY School District Finance Corporation	5.000	12/01/2021	Aa3	2,090,000	2,179,661
Pendleton County KY Multi-County Lease Revenue	6.400	03/01/2019	A*	3,000,000	3,476,250
Pendleton County KY School District Finance Corporation	5.125	06/01/2019	Aa3	1,140,000	1,193,341
Pike County School District Finance Corporation	5.000	09/01/2016	Aa3	1,850,000	1,938,874
Pike County KY School District Finance Corporation	5.100	09/01/2020	Aa3	1,000,000	1,042,830
Richmond KY Court Facilities Corporation Revenue	5.250	02/01/2019	Aa3	1,035,000	1,067,468
Scott County School District	5.000	03/01/2021	Aa3	1,240,000	1,289,116
Trigg County School District Finance Corporation	4.600	04/01/2018	Aa3	1,700,000	1,717,969
Whitley County School Finance	4.800	02/01/2021	Aa3	800,000	819,384

					63,538,684
ESCROWED TO MATURITY BONDS
6.10% of Net Assets
Ashland KY Pollution Control Revenue - Ashland Inc	5.700	11/01/2009	Ba1	1,000,000	1,053,810
Danville KY Multi-City Lease Revenue-Hopkinsville	6.875	06/01/2012	Baa1	1,725,000	1,864,656
Jefferson County KY Health Facilities Services - Alliant Health Services	5.125	10/01/2018	Aaa/AAA*/AAA@	33,000,000	33,890,340
Jefferson County KY Health Facilities - Alliant Health Services	5.125	10/01/2017	Aaa/AAA*/AAA@	4,980,000	5,104,052

					41,912,858
PREREFUNDED BONDS
5.97% of Net Assets
Campbellsville KY Industrial Revenue-Campbellsville College	6.000	03/01/2017	NR	1,920,000	1,953,408
Estill County KY School District Finance Corporation	5.875	08/01/2016	Aa3	1,780,000	1,819,534
Fayette County KY School District Financial Corporation	5.375	01/01/2017	Aa3/AA-*	1,300,000	1,339,377
Georgetown College Project	6.000	11/15/2016	A*	1,000,000	1,091,690
Georgetown College Project	6.250	11/15/2020	A*	4,000,000	4,406,600
Jefferson County KY School District Finance Corporation	5.125	11/01/2016	Aaa/AAA*/AAA@	1,000,000	1,026,330
Jefferson County KY College Project Bellarmine College	5.250	05/01/2019	Baa2	2,000,000	2,088,540
Jeffersontown KY Certificate of Participation	5.750	11/01/2015	A3	1,095,000	1,124,664
Kenton County KY Public Property Corporation Revenue	5.700	12/01/2015	A2	1,305,000	1,331,204
Kenton County KY Public Property Corporation Revenue	5.700	12/01/2016	A2	1,380,000	1,407,365
Kentucky Development Authority-South Central Nursing	6.000	07/01/2027	Aaa/AAA*/AAA@	2,095,000	2,251,308
KY State Property & Building #63	5.100	11/01/2018	Aa3/AAA*/AA-@	2,000,000	2,081,900
KY State Property & Building #67	5.125	09/01/2018	Aa3/AAA*/AA-@	1,000,000	1,045,490
KY State Property & Building #64	5.500	05/01/2017	Aaa/AAA*/AAA@	8,000,000	8,426,960
KY State Property & Building #74	5.000	02/01/2019	Aaa/AAA*/AAA@	3,000,000	3,148,740
KY State Property & Building #67	5.125	09/01/2016	Aa3/AAA*/AA-@	1,000,000	1,051,380
KY State Property & Building #77	5.250	08/01/2015	AAA/Aaa*/AAA@	1,140,000	1,222,764
KY State Property & Building #77	5.250	08/01/2016	Aaa/AAA*/AAA@	1,680,000	1,801,968
Laurel County KY School District Finance Corporation	5.600	03/01/2017	Aa3	1,000,000	1,032,980
Laurel County School District School Building Revenue	5.750	06/01/2020	Aa3	1,250,000	1,358,075

					41,010,277
HOSPITAL AND HEALTHCARE REVENUE BONDS
4.19% of Net Assets
Jefferson County KY Health Facilities - Jewish Hospital	5.700	01/01/2011	A1/AA-*	1,200,000	1,235,040
Kentucky Development Finance Authority Green River	6.000	11/01/2010	Aaa	1,000,000	1,025,050
Kentucky Economic Development Finance Authority Catholic	5.500	09/01/2014	Aa2/AA*/AA@	1,375,000	1,449,360
Kentucky Development Finance Authority Hospital-Appalachian	5.850	10/01/2017	BB-*/BB+@	1,000,000	1,009,260
Kentucky Development Finance Authority-Catholic Health	5.000	12/01/2018	Aa2/AA*/AA@	6,950,000	7,107,626
Kentucky Development Financial Authority - Catholic Health	5.750	12/01/2015	Aa2/AA*/AA@	2,000,000	2,127,120
Kentucky Economic Development Finance Authority Revenue	5.250	09/01/2021	Aa2/AA*/AA@	2,000,000	2,067,440
Kentucky Economic Development Finance Authority-Norton Health	6.125	10/01/2010	BBB@	7,000,000	7,305,830
Kentucky Economic Development Finance Authority - Catholic Health	5.125	10/01/2021	A1/AA*/AA-@	1,000,000	1,033,940

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds - 100%

June 30, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
Madison County Ky Industrial Building Revenue - McCready Manor	5.500%	06/01/2020	AA-*	$1,785,000	$1,883,728
Pike County KY Mortgage Revenue - Phelps Regional Health	5.650	09/20/2027	AAA*	2,435,000	2,528,674

					28,773,068
GENERAL OBLIGATION BONDS
2.08% of Net Assets
Bowling Green Ky General Obligation	5.300	06/01/2018	Aa3	1,000,000	1,057,860
Bowling Green KY General Obligation	4.600	06/01/2018	Aa2	1,290,000	1,310,666
Hardin County KY General Obligation	5.125	06/01/2019	A1	2,255,000	2,343,622
Jefferson County - Series A	4.900	12/01/2018	Aa2/AA*	1,605,000	1,663,037
KY State Property & Building #62	4.625	09/01/2013	Aa3/A+*/AA-@	2,750,000	2,815,203
Lexington Fayette Urban County Government Detention Center	4.750	05/01/2018	Aa2/AA+*	3,120,000	3,191,292
Louisville KY General Obligation	5.000	11/01/2019	Aa2/AA*	1,775,000	1,866,430

					14,248,110
MUNICIPAL UTILITY REVENUE BONDS
1.86% of Net Assets
Cynthiana KY Waterworks & Sewer Revenue	6.400	01/01/2007	BBB-*	575,000	581,400
KY Rural Water Financial Corporation Public Project Revenue	5.375	02/01/2020	AA-*	1,140,000	1,223,551
Louisville & Jefferson County Waterworks & Water System **	5.000	11/15/2031	Aa1/AA+*	10,695,000	10,982,054

					12,787,005
PUBLIC FACILITIES REVENUE BONDS
.96% of Net Assets
Boone County KY Public Property Corporation-AOC Judicial	5.000	09/01/2019	Aa3	1,000,000	1,044,100
Boone County KY Public Property Corporation - Judicial Facilities	5.125	09/01/2022	Aa3	1,750,000	1,837,955
Calloway County Public Property Corporation-Courthouse	5.625	03/01/2018	A*	1,000,000	1,033,900
Danville Ky Multi-City Lease Revenue-Mt Sterling	5.000	09/01/2011	NR	480,000	487,056
Florence KY Public Property Corporation Revenue	5.250	03/01/2017	A3	1,060,000	1,081,571
Oldham County KY Public Facilities Construction Corporation	5.250	06/01/2017	A+*	1,060,000	1,091,365

					6,575,947
STATE AND LOCAL MORTGAGE REVENUE BONDS
.40% of Net Assets
Florence KY Housing Facility Revenue	6.300	08/15/2019	A/A*	2,615,000	2,743,736

					2,743,736
CERTIFICATES OF PARTICIPATION BONDS
.36% of Net Assets
Shelbyville KY Certificate of Participation	5.350	10/01/2013	NR	1,295,000	1,328,010
Shelbyville KY Certificate of Participation	5.450	10/01/2017	NR	1,130,000	1,150,894

					2,478,904
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
.30% of Net Assets
Berea Educational Facilities Revenue	4.125	06/01/2022	Aaa	2,190,000	2,073,404

					2,073,404
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
.01% of Net Assets
Meade County KY Pollution Control Revenue-Olin Corporation	6.000	07/01/2007	NR	90,000	90,194

					90,194

Total Investments (cost $682,051,462)(See (a) below for further explanation) - 99.75% of Net Assets					$685,217,391

**	See footnote 1(D) p.40
*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited.
^	Certain bonds within the same Kentucky Area Development Districts (KADD) financial pool are in default, however, the bonds held by the Fund are not in default at June 30, 2006.
(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$12,499,441
Unrealized depreciation	(9,333,512)

Net unrealized appreciation	$3,165,929

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2006

ASSETS:
Investments in securities, at value (Cost: $682,051,462)		$685,217,391
Cash		1,750,702
Broker receivable		10,270
Receivable from investments sold		10,408,300
Interest receivable		9,279,484

Total assets		706,666,147
LIABILITIES:
Payable for:
Investments purchased	$16,526,935
Distributions to shareholders	2,661,025
Fund shares redeemed	92,921
Investment advisory fee	228,912
Transfer agent fee	68,410
Trustee fee	67,283
Accrued expenses	92,095

Total liabilities		19,737,581

NET ASSETS:
Capital		684,020,628
Net accumulated realized loss on investment transactions		(257,991)
Net unrealized appreciation in value of investments		3,165,929

Net assets at value		$686,928,566

NET ASSET VALUE, offering price and redemption price per share ($686,928,566 -:- 92,778,492 shares outstanding; unlimited number of shares authorized; no par value)		$7.40

STATEMENT OF OPERATIONS

For the year ended June 30, 2006

Net investment income:
Interest income	$31,633,978

Expenses:
Investment advisory fee	2,794,381
Transfer agent fee	835,502
Professional fees	153,069
Custodian expense	66,648
Trustee fees	65,042
Other expenses	171,472

Total expenses	4,086,114
Custodian expense reduction	(66,648)

Net expenses	4,019,466

Net investment income	27,614,512

Realized and unrealized gain/(loss) on investments:
Net realized gain	2,316,678
Net decrease in unrealized appreciation	(26,775,398)

Net realized and unrealized loss on investments	(24,458,720)

Net increase in net assets resulting from operations	$3,155,792

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2006 and 2005

	2006	2005
Increase in net assets:
Operations:
Net investment income	$27,614,512	$27,597,283
Net realized gain/(loss) on investments	2,316,678	(703,313)
Net (decrease)/increase in unrealized appreciation	(26,775,398)	15,937,169

Net increase in net assets resulting from operations	3,155,792	42,831,139
Distributions to shareholders from net investment income	(27,614,512)	(27,597,283)
Net fund share transactions (Note 4)	28,091,439	53,705,158

Total increase	3,632,719	68,939,014
Net assets:
Beginning of year	683,295,847	614,356,833

End of year	$686,928,566	$683,295,847

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	2006	2005	2004	2003	2002
Net asset value, beginning of year	$7.67	$7.49	$7.73	$7.48	$7.41

Income from investment operations:
Net investment income	0.30	0.32	0.33	0.34	0.36
Net gains/(losses) on securities, both realized and unrealized	(0.27)	0.18	(0.24)	0.25	0.07

Total from investment operations	0.03	0.50	0.09	0.59	0.43
Less distributions:
Distributions from net investment income	(0.30)	(0.32)	(0.33)	(0.34)	(0.36)

Net asset value, end of year	$7.40	$7.67	$7.49	$7.73	$7.48

Total return	0.41%	6.79%	1.23%	8.04%	5.93%
Net assets, end of year (in thousands)	$686,929	$683,296	$614,357	$612,593	$535,356
Ratio of net expenses to average net assets (a)	0.58%	0.58%	0.58%	0.58%	0.59%
Ratio of net investment income to average net assets	4.00%	4.20%	4.37%	4.45%	4.84%
Portfolio turnover	17.60%	19.38%	7.89%	10.69%	9.99%

(a)	Percentages are after expenses waived by Adviser and custodian and interest expense reductions.

Expenses waived by Adviser and custodian and interest expense reductions were:

0% and .59% for 2006; 0% and .60% for 2005; 0% and .60% for 2004; 0% and .60% for 2003; and 0% and .61% for 2002, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds - 100%

June 30, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
52.81% of Net Assets
Ballard County KY School District Finance Corporation	3.500%	06/01/2010	Aaa/AAA@	$1,620,000	$1,599,507
Boone-Florence Water Supply System Revenue	4.300	12/01/2011	Aaa/AAA@	505,000	515,262
Carrollton & Henderson Ky Public Energy Authority Gas Revenue	5.000	01/01/2009	Aaa/AAA*/AAA@	3,650,000	3,754,500
Eastern KY University Consolidated Education Building	4.300	05/01/2009	Aaa/AAA*/AAA@	500,000	508,120
Hardin County KY Hospital Revenue Refunding	3.500	10/01/2010	Aaa/AAA@	1,050,000	1,031,216
Jefferson County KY Health Facility University Medical Center	5.000	07/01/2008	Aaa/AAA*/AAA@	300,000	307,053
Jefferson County KY School District Finance Corporation	4.900	01/01/2008	Aaa/AAA*/AAA@	550,000	560,445
Jefferson County KY School District Finance Corporation	5.000	01/01/2009	Aaa/AAA*/AAA@	750,000	771,473
Jefferson County School District Finance Corporation	3.125	01/01/2011	Aaa/AAA*/AAA@	2,240,000	2,142,112
KY Asset/Liability Community General Fund Project Notes	5.000	07/15/2010	Aaa/AAA*/AAA@	1,000,000	1,041,890
KY Asset Liability Project Notes	5.000	09/01/2016	Aaa/AAA*/AAA@	2,000,000	2,097,340
KY Asset Liability University of Kentucky Project Notes	5.000	10/01/2016	Aaa/AAA*/AAA@	1,250,000	1,321,013
KY Economic Development Finance Authority Ashland Hospital	5.000	02/01/2010	Aaa/AAA*/AAA@	1,000,000	1,036,110
KY Economic Development Finance Authority Appalachian Hospital	5.500	10/01/2007	A*	1,000,000	1,013,430
KY Economic Development Finance Authority Appalachian Hospital	5.700	10/01/2010	A*	1,000,000	1,040,320
KY State Property & Building #69	5.500	08/01/2008	Aaa/AAA*/AAA@	1,140,000	1,179,159
KY State Property & Building #69	5.000	08/01/2009	Aaa/AAA*/AAA@	1,620,000	1,676,052
KY State Property & Building #65	5.750	02/01/2009	Aaa/AAA*/AAA@	750,000	785,858
KY State Property & Building #82	5.250	10/01/2015	Aaa/AAA*/AAA@	2,000,000	2,161,080
KY State Property & Building #82	5.250	10/01/2017	Aaa/AAA*/AAA@	1,000,000	1,082,120
KY State Property & Building #74	5.375	02/01/2011	Aaa/AAA*/AAA@	1,005,000	1,064,928
KY State Property & Building #81	5.000	11/01/2009	Aaa/AAA*/AAA@	1,010,000	1,045,986
KY State Property & Building #74	5.375	02/01/2009	Aaa/AAA*/AAA@	1,000,000	1,040,910
KY State Turnpike Authority Economic Development	5.500	07/01/2007	Aaa/AAA*/AAA@	3,000,000	3,056,820
KY State Turnpike Authority Revitalization Projects	5.500	07/01/2009	Aaa/AAA*/AAA@	2,000,000	2,094,460
KY State Turnpike Authority Economic Development	6.500	07/01/2007	Aaa/AAA*/AAA@	1,000,000	1,026,910
KY State Turnpike Authority Economic Development	5.000	07/01/2017	Aaa/AAA*/AAA@	2,570,000	2,704,308
Louisville Jefferson County KY Visitors Convention Center	5.000	12/01/2010	Aaa/AAA*/AAA@	1,350,000	1,409,711
Northern KY Water Services District Water District Revenue	4.750	02/01/2011	Aaa	1,025,000	1,051,640
University Of KY Consolidated Education Building - Series S	3.500	05/01/2010	Aaa/AAA@	1,190,000	1,174,804
University Of KY Consolidated Education Building - Series S	3.500	05/01/2011	Aaa/AAA@	1,040,000	1,020,885
Warren County School District Finance Corporation	4.000	02/01/2015	Aaa	785,000	771,529
Warren County School District Finance Corporation	4.000	02/01/2016	Aaa	1,330,000	1,299,889

					44,386,840
LEASE REVENUE BONDS
22.38% of Net Assets
Harlan County School District Finance Corporation	5.000	09/01/2009	Aa3/A+*	500,000	515,015
Jefferson County Ky School District Finance Corporation	4.400	02/01/2008	Aa3/AA-*	500,000	504,560
KY Area Development District Financing City of Ewing	5.100	06/01/2010	AA*	1,070,000	1,091,240
KY Infrastructure Authority Government Agency Program	4.000	08/01/2010	AA*	1,000,000	1,003,710
KY Infractructure Authority	5.000	06/01/2010	Aa3/A+*/AA-@	2,000,000	2,082,860
KY Infrastructure Authority	5.250	08/01/2013	AA*	1,185,000	1,270,273
KY State Property & Building #68	5.500	10/01/2007	Aa3/A+*/AA-@	1,000,000	1,020,040
KY State Property & Building #71	5.500	08/01/2008	Aa3/A+*/AA-@	10,000	10,307
KY State Property & Building #60	5.500	10/01/2008	Aa3/A+*/AA-@	500,000	519,030
KY State Property & Building #73	3.700	11/01/2008	Aa3/A+*/AA-@	1,000,000	994,200
KY State Property & Building #73	5.250	11/01/2011	Aa3/A+*/AA-@	750,000	793,868
KY State Property & Building #73	5.250	11/01/2009	Aa3/A+*/AA-@	1,790,000	1,868,223
KY State Property & Building #73	5.250	11/01/2010	Aa3/A+*/AA-@	3,000,000	3,157,500
Laurel County School District Finance Corporation	4.600	03/01/2010	Aa3	1,000,000	1,027,110
Logan/Todd Regional Water Revenue	4.000	02/01/2007	MIG1	2,500,000	2,506,400
Madison County School District Finance Corporation Revenue	3.500	05/01/2013	Aa3	470,000	448,714

					18,813,050
HOSPITAL AND HEALTHCARE REVENUE BONDS
10.07% of Net Assets
KY Economic Development Finance Authority - Catholic Health	4.250	10/01/2009	A1/AA-*/AA-@	255,000	255,829
KY Economic Development Finance Authority - Catholic Health	4.500	10/01/2011	A1/AA-*/AA-@	1,000,000	1,010,190
KY Economic Development Finance Authority - Catholic Health	5.500	12/01/2006	Aa2/AA*/AA@	1,790,000	1,802,262
KY Economic Development Finance Authority - Catholic Health	5.500	12/01/2010	Aa2/AA*/AA@	2,100,000	2,223,753
KY Economic Development Finance Authority - Catholic Health	5.750	12/01/2015	Aa2/AA	2,000,000	2,127,120
KY Economic Development Finance Authority - Norton Health	6.125	10/01/2010	BBB+@	1,000,000	1,047,590

					8,466,744
GENERAL OBLIGATION BONDS
6.00% of Net Assets
Jefferson Co General Obligation	5.500	08/15/2010	Aa2/AA*	2,635,000	2,798,212
Lexington-Fayette Urban County Government General Obligation	3.125	02/01/2011	Aa2/AA+*	1,165,000	1,117,922
Lexington-Fayette Urban County Government General Obligation	3.625	07/01/2010	Aa2/AA+*	1,135,000	1,125,602

					5,041,736

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds - 100%

June 30, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
ESCROWED TO MATURITY BONDS
3.02% of Net Assets
Ashland KY Pollution Control Revenue - Ashland Inc Project	5.700%	11/01/2009	Ba1	$500,000	$528,990
Jefferson County KY Capital Projects Corporation Revenue	6.375	12/01/2007	NR	1,500,000	1,552,395
Kentucky State Property & Building Commission Project #71	5.500	08/01/2008	Aaa/AAA*/AAA@	440,000	455,743

					2,537,128
PREREFUNDED BONDS
1.81% of Net Assets
Kentucky State Property & Building Commission Project #66	5.700	05/01/2018	Aaa/AAA*/AAA@	1,430,000	1,524,480

					1,524,480
MUNICIPAL UTILITY REVENUE BONDS
1.64% of Net Assets
Danville KY Mulit-City Lease Water & Sewer Lease Revenue	2.300	07/01/2007	Baa1	355,000	351,904
Louisville KY Waterworks Board Water System Revenue	4.500	11/15/2010	Aa1/AA*	1,000,000	1,023,880

					1,375,784
CERTIFICATES OF PARTICIPATION BONDS
.42% of Net Assets
Shelbyville Certificates of Participation Refinancing	4.900	10/01/2007	NR	350,000	353,360

					353,360
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
.11% of Net Assets
Meade County KY Pollution Control Revenue-Olin Corporation	6.000	07/01/2007	NR	95,000	95,204

					95,204

Total Investments (cost $83,136,252)(See (a) below for further explanation) - 98.26% of Net Assets					$82,594,326

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited.
(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$392,017
Unrealized depreciation	(933,943)

Net unrealized depreciation	$(541,926)

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2006

ASSETS:
Investments in securities, at value (Cost: $83,136,252)		$82,594,326
Cash		41,403
Receivable from investments sold		430,000
Interest receivable		1,128,198

Total assets		84,193,927
LIABILITIES:
Payable for:
Distributions to shareholders	$68,163
Fund shares redeemed	11,776
Investment advisory fee	35,021
Transfer agent fee	8,896
Trustee fee	10,768
Accrued expenses	11,193

Total liabilities		145,817

NET ASSETS:
Capital		85,772,607
Net accumulated realized loss on investment transactions		(1,182,571)
Net unrealized depreciation in value of investments		(541,926)

Net assets at value		$84,048,110

NET ASSET VALUE, offering price and redemption price per share ($84,048,110 -:- 16,364,671 shares outstanding; unlimited number of shares authorized; no par value)		$5.14

STATEMENT OF OPERATIONS

For the year ended June 30, 2006

Net investment income:
Interest income	$3,291,347

Expenses:
Investment advisory fee	453,347
Transfer agent fee	114,803
Professional fees	21,280
Custodian expense	10,903
Trustee fees	8,629
Other expenses	48,349

Total expenses	657,311
Custodian expense reduction	(10,903)

Net expenses	646,408

Net investment income	2,644,939

Realized and unrealized loss on investments:
Net realized loss	(313,247)
Net decrease in unrealized appreciation	(2,272,100)

Net realized and unrealized loss on investments	(2,585,347)

Net increase in net assets resulting from operations	$59,592

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2006 and 2005

	2006	2005
Increase in net assets:
Operations:
Net investment income	$2,644,939	$2,885,070
Net realized loss on investments	(313,247)	(13,424)
Net (decrease)/increase in unrealized appreciation	(2,272,100)	252,279

Net increase in net assets resulting from operations	59,592	3,123,925
Distributions to shareholders from net investment income	(2,644,939)	(2,885,070)
Net fund share transactions (Note 4)	(11,307,454)	130,628

Total (decrease)/increase	(13,892,801)	369,483
Net assets:
Beginning of year	97,940,911	97,571,428

End of year	$84,048,110	$97,940,911

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	2006	2005	2004	2003	2002
Net asset value, beginning of year	$5.28	$5.27	$5.44	$5.30	$5.22

Income from investment operations:
Net investment income	0.15	0.15	0.16	0.19	0.20
Net gains/(losses) on securities, both realized and unrealized	(0.14)	0.01	(0.17)	0.14	0.08

Total from investment operations	0.01	0.16	(0.01)	0.33	0.28
Less distributions:
Distributions from net investment income	(0.15)	(0.15)	(0.16)	(0.19)	(0.20)

Net asset value, end of year	$5.14	$5.28	$5.27	$5.44	$5.30

Total return	0.22%	3.11%	(0.19)%	6.23%	5.50%
Net assets, end of year (in thousands)	$84,048	$97,941	$97,571	$99,529	$80,082
Ratio of net expenses to average net assets (a)	0.71%	0.69%	0.68%	0.69%	0.69%
Ratio of net investment income to average net assets	2.92%	2.87%	2.98%	3.43%	3.82%
Portfolio turnover	17.86%	9.51%	18.63%	22.30%	8.04%

(a)	Percentages are after expenses waived by Adviser and custodian and interest expense reductions.

Expenses waived by Adviser and custodian and interest expense reductions were:

0% and .72% for 2006; 0% and .71% for 2005; 0% and .72% for 2004; 0% and .71% for 2003; and 0% and .71% for 2002, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds - 100%

June 30, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
74.23% of Net Assets
De Soto County MS School District	4.500%	04/01/2016	Aaa/AAA*	$30,000	$30,241
Gautier MS Utility District Utility System Revenue	5.125	03/01/2018	Aaa/AAA@	75,000	78,194
Hinds County MS Revenue Refunding-MS Methodist Hospital	5.600	05/01/2012	Aaa/AAA*/AAA@	25,000	25,993
Itawamba Community College District MS Educational Facility	5.000	02/01/2020	AAA*/AAA@	100,000	103,038
Medical Center Educational Building Corporation MS Revenue	5.500	12/01/2023	AAA*	100,000	110,700
MS Business Finance Corporation MS Pollution Control Revenue	4.600	04/01/2022	Aaa/AAA*	100,000	100,262
MS Development - Madison County Road & Bridge Project	5.250	06/01/2023	Aaa	50,000	51,996
MS Development Bank Special Obligation - Madison County	5.250	06/01/2024	Aaa	50,000	52,026
MS Development Bank Special Obligation Capital Project	5.000	07/01/2031	Aaa/AAA*/AAA@	75,000	78,063
MS Development Bank Special Obligation - Flowood Revenue Project	5.625	11/01/2019	Aaa/AAA*/AAA@	10,000	10,223
MS Development Bank Special Obligation - Meridian Community	5.500	07/01/2016	Aaa/AAA*/AAA@	30,000	30,974
MS Development Bank Special Obligation Multi-Purpose	5.000	07/01/2021	Aaa/AAA*	50,000	51,266
MS Development Bank Special Obligation - Jackson Water/Sewer	4.750	09/01/2019	Aaa/AAA*/AAA@	100,000	101,686
MS Development Bank Special Obligation Wastewater	5.375	02/01/2021	Aaa/AAA*/AAA@	100,000	105,752
MS Development Bank Special Obligation Wastewater	5.000	02/01/2028	Aaa/AAA*/AAA@	200,000	203,584
MS Development Bank Special Obligation - Horn Lake	5.000	10/01/2020	AAA*	50,000	51,319
MS Development Bank Special Obligation - Lee County School	4.500	09/01/2021	Aaa/AAA@	100,000	98,696
MS Development Bank Special Obligation - Southaven Water	5.000	03/01/2025	AAA*/AAA@	325,000	334,737
MS Development Bank Special Obligation Capital Projects	5.875	07/01/2024	Aaa/AAA*/AAA@	75,000	86,720
MS Development Bank Special Obligation Capital Projects	5.000	07/01/2024	Aaa/AAA*/AAA@	500,000	524,300
MS Development Bank Special Obligation Combination	5.000	07/01/2018	Aaa/AAA*/AAA@	100,000	103,278
MS Home Corporation Housing Revenue	4.750	12/01/2018	A*	125,000	122,355
MS Hospital Equipment and Facilities - Forrest County	5.500	01/01/2024	Aaa/AAA@	45,000	47,016
MS State Refunding Notes Projects	5.000	12/01/2022	Aaa/AAA*/AAA@	200,000	207,446
Ms Development BK Special Obligation -Culkin Water District	5.800	07/01/2018	Aaa/AAA*/AAA@	25,000	26,290
MS State University Educational Building Corporate Revenue	5.500	08/01/2014	Aaa/AAA@	75,000	79,632
MS State University Educational Building Corporate Revenue	5.000	08/01/2024	Aaa/AAA*/AAA@	350,000	357,935
Olive Branch MS Public Improvement	4.125	06/01/2022	Aaa/AAA@	100,000	93,282
Olive Branch MS Water & Sewer Revenue	4.500	03/01/2014	Aaa/AAA@	30,000	30,605
Pearl River County MS Certificate Participation	4.500	04/01/2021	Aaa/AAA@	200,000	199,560
Stone County MS School District	4.000	06/01/2016	Aaa/AAA@	50,000	48,798
University Southern MS Education Building	5.000	03/01/2022	Aaa	100,000	103,403
Winston County MS Urban Renewal Revenue	5.150	12/01/2017	AAA*/AAA@	15,000	15,285

					3,664,655
GENERAL OBLIGATION BONDS
14.79% of Net Assets
Biloxi MS Tax Increment - LTD Obligation	5.900	10/01/2019	A*	35,000	35,879
Hinds County MS School District	4.750	03/01/2015	NR	50,000	50,314
Jackson MS Redevelopment Authority Urban Renewal	5.600	11/01/2021	A2	20,000	21,327
MS Development Bank Special Obligation Public Improvement	4.750	12/01/2019	BBB+*	145,000	140,791
Mississippi State	5.100	11/15/2012	Aa3/AA*/AA@	10,000	10,544
Mississippi State General Obligation	5.500	12/01/2015	Aa3/AA*/AA@	100,000	109,048
MS State Refunded	5.250	11/01/2019	Aa3/AA*/AA@	325,000	351,598
Richland MS Tax Increment	5.600	06/01/2013	NR	10,000	10,467

					729,968
PREREFUNDED BONDS
3.68% of Net Assets
MS Development Bank Special Obligation Adams County Juvenile	5.900	07/01/2017	A*	10,000	10,596
MS Development Bank Special Obligation -Natchez Convention Center	5.800	07/01/2019	Aaa/AAA*/AAA@	25,000	27,866
MS Development Bank Special Obligation -Gulfport Combined Water	5.500	07/01/2015	Aaa/AAA*/AAA@	10,000	10,974
MS Development Bank Special Obligation-Bay St Louis	5.375	07/01/2014	A*	10,000	10,165
MS Development Bank Special Obligation - Desoto County	5.900	07/01/2021	Aaa/AAA*/AAA@	5,000	5,462
MS Development Bank Special Obligation - Rankin County	5.400	07/01/2014	Aaa/AAA*/AAA@	10,000	10,581
Southern MS Education Building Corporation Revenue	5.100	03/01/2020	Aaa/AAA*	70,000	73,940
Southern MS University Educational Building Corporation	5.750	03/01/2021	Aaa	10,000	10,870
University MS Educational Building - Stadium A	5.500	12/01/2017	Aaa/AAA*	5,000	5,120
Walnut Grove Correctional Authority Certificates of Participation	6.000	11/01/2019	Aaa/AAA*/AAA@	15,000	16,244

					181,818
ESCROWED TO MATURITY BONDS
1.10% of Net Assets
Harrison County MS Wastewater Management District	5.000	02/01/2015	Baa1/Aaa	25,000	26,484
MS Gulf Coast Regional Wastewater Treatment Facilities	7.000	07/01/2012	AAA*	25,000	27,729

					54,213

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds - 100%

June 30, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
MUNICIPAL UTILITY REVENUE BONDS
1.08% of Net Assets
MS Development Bank Special Obligation Okolona Electric	5.350%	07/01/2021	A*	$50,000	$53,290

					53,290
PUBLIC FACILITIES REVENUE BONDS
1.03% of Net Assets
Mississippi Development Bank Special Obligation - Southaven	6.200	03/01/2020	A*	10,000	10,562
Vicksburg Warren MS School District	4.700	02/01/2017	AA-*	40,000	40,384

					50,946

Total Investments (cost $4,757,570) (See (a) below for further explanation) - 95.91% of Net Assets					$4,734,890

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited.
(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$63,812
Unrealized depreciation	(86,492)

Net unrealized depreciation	$(22,680)

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2006

ASSETS:
Investments in securities, at value (Cost: $4,757,570)		$4,734,890
Cash		180,339
Interest receivable		71,816
Receivable from Adviser		356

Total assets		4,987,401
LIABILITIES:
Payable for:
Distributions to shareholders	14,295
Transfer agent fee	1,249
Trustee fee	338
Other	1,232

Total liabilities		17,114

NET ASSETS:
Capital		4,970,331
Net accumulated realized gain/(loss) on investment transactions		22,636
Net unrealized depreciation in value of investments		(22,680)

Net assets at value		$4,970,287

NET ASSET VALUE, offering price and redemption price per share ($4,970,287 -:- 441,669 shares outstanding; unlimited number of shares authorized; no par value)		$11.25

STATEMENT OF OPERATIONS

For the year ended June 30, 2006

Net investment income:
Interest income	$208,266

Expenses:
Investment advisory fee	23,633
Transfer agent fee	7,090
Custodian expense	4,800
Professional fees	3,144
Pricing fees	3,477
Trustee fees	455
Other expenses	4,793

Total expenses	47,392
Fees waived by Adviser	(21,013)
Custodian expense reduction	(4,800)

Net expenses	21,579

Net investment income	186,687

Realized and unrealized gain/(loss) on investments:
Net realized gain	22,573
Net decrease in unrealized appreciation	(242,729)

Net realized and unrealized loss on investments	(220,156)

Net decrease in net assets resulting from operations	$(33,469)

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2006 and 2005

	2006	2005
Increase in net assets:
Operations:
Net investment income	$186,687	$160,579
Net realized gain on investments	22,573	17,756
Net (decrease)/increase in unrealized appreciation	(242,729)	132,698

Net (decrease)/increase in net assets resulting from operations	(33,469)	311,033
Distributions to shareholders from net investment income	(186,687)	(160,579)
Distributions to shareholders from capital gains	(17,756)	0
Net fund share transactions (Note 4)	422,283	1,489,129

Total increase	184,371	1,639,583
Net assets:
Beginning of year	4,785,916	3,146,333

End of year	$4,970,287	$4,785,916

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	2006	2005	2004	2003	2002
Net asset value, beginning of year	$11.84	$11.34	$11.74	$11.00	$10.83

Income from investment operations:
Net investment income	0.46	0.47	0.48	0.50	0.54
Net gains/(losses) on securities, both realized and unrealized	(0.54)	0.50	(0.40)	0.74	0.17

Total from investment operations	(0.08)	0.97	0.08	1.24	0.71
Less distributions:
Distributions from net investment income	(0.46)	(0.47)	(0.48)	(0.50)	(0.54)
Distributions from capital gains	(0.05)	0.00	0.00	0.00	0.00

Net asset value, end of year	$11.25	$11.84	$11.34	$11.74	$11.00

Total return	(1.15)%	8.66%	0.72%	11.53%	6.67%
Net assets, end of year (in thousands)	$4,970	$4,786	$3,146	$2,728	$1,829
Ratio of net expenses to average net assets (a)	0.46%	0.41%	0.40%	0.33%	0.27%
Ratio of net investment income to average net assets	3.95%	3.99%	4.16%	4.37%	4.87%
Portfolio turnover	16.33%	8.91%	0.18%	2.36%	3.40%

(a)	Percentages are after expenses waived by Adviser and custodian and interest expense reductions.

Expenses waived by Adviser and custodian expense reductions were:

.44% and .10% for 2006;.45% and .12% for 2005; .46% and .17% for 2004; .55% and .20% for 2003; and .60% and .37% for 2002, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds - 100%

June 30, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
63.15% of Net Assets
Burke County NC Certificates of Participation -Series A	5.000%	04/01/2023	Aaa/AAA*	$1,000,000	$1,033,460
Catawba County NC Catawba Memorial Hospital Revenue	5.000	10/01/2017	Aaa/AAA@	500,000	513,915
Charlotte NC Airport Revenue -Series A	5.250	07/01/2023	Aaa/AAA*/AAA@	1,000,000	1,051,300
Cumberland County NC Certificates of Participation Civic Center	5.000	12/01/2018	Aaa/AAA*/AAA@	500,000	514,195
Dare County NC Utility System Revenue	5.250	06/01/2018	Aaa/AAA*/AAA@	250,000	261,483
Dare County NC Certificates of Participation	5.125	06/01/2018	Aaa/AAA*/AAA@	500,000	522,315
Davie County NC Public School & Community College Facility	5.000	06/01/2023	Aaa/AAA*/AAA@	1,000,000	1,033,140
Davie County NC Public School & Community College Facility	5.000	06/01/2025	Aaa/AAA*/AAA@	1,690,000	1,741,934
Greenville NC Housing Developement Corp - Series A	5.800	07/01/2024	Aaa/AAA*/AAA@	35,000	35,352
Harnett County NC Certificate of Participation	5.000	12/01/2018	Aaa/AAA*/AAA@	1,475,000	1,536,124
Henderson County NC Certificates of Participation - Series A	5.000	05/01/2025	Aaa/AAA*/AAA@	1,000,000	1,027,250
Iredell County NC Certificates of Participation Public Facilities	5.250	10/01/2020	Aaa/AAA@	1,000,000	1,063,060
Iredell County NC Certificates of Participation School Project	5.000	06/01/2024	Aaa/AAA*	1,000,000	1,031,530
Lenoir NC Housing Authority Mortgage Revenue	5.700	08/20/2024	AAA*	100,000	102,324
New Hanover County NC Hospital Revenue	5.000	10/01/2019	Aaa/AAA*/AAA@	1,110,000	1,135,108
New Hanover County NC Certificates of Participation	5.000	12/01/2022	Aaa/AAA*/AAA@	1,000,000	1,041,920
NC Educational Facilities Finance Agency St Augustines	5.250	10/01/2018	AA*	600,000	614,394
NC Educational Facilities Finance Agency St Augustines	5.250	10/01/2028	AA*	630,000	646,342
NC Medical Care Community Hospital Morehead Memorial Hospital	5.000	11/01/2026	Aaa/AAA*/AAA@	2,000,000	2,045,760
NC Eastern Municipal Power Agency Power System Revenue	5.500	01/01/2017	Aaa/AAA*/AAA@	150,000	150,255
NC Eastern Municipal Power Agency Power System Revenue	5.700	01/01/2015	Aaa/AAA*/AAA@	345,000	355,264
NC Eastern Municipal Power Agency Power System Refunding	5.375	01/01/2024	Aaa/AAA*/AAA@	1,000,000	1,030,760
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2018	Aaa/AAA*/AAA@	1,000,000	1,140,300
NC Eastern Municipal Power Agency Power System Revenue	5.000	01/01/2021	Aaa/AAA*/AAA@	1,000,000	1,034,400
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.250	01/01/2019	Aaa/AAA*/AAA@	1,000,000	1,051,650
NC Medical Care Community Hospital Revenue-High Point	5.000	10/01/2019	Aaa/AAA*/AAA@	500,000	517,305
NC Medial Care Community Hospital Northeast Medical Center	4.600	11/01/2020	Aaa/AAA*/AAA@	350,000	350,931
NC Medical Care Community Hospital Revenue-Rex Hospital	5.000	06/01/2017	Aaa/AAA*/AAA@	500,000	513,860
NC Medical Care Community Hospital Revenue-St Joseph	5.100	10/01/2014	Aaa/AAA*/AAA@	5,000	5,017
NC Medical Care Community Hospital Revenue-Stanly Hospital	5.375	10/01/2014	Aaa/AAA	50,000	51,213
NC Medical Care Community Hospital Revenue-Wilson Memorial	5.625	11/01/2018	Aaa/AAA*	80,000	81,911
NC Municipal Power Agency No 1 Catawba Electric Revenue	5.125	01/01/2017	Aaa/AAA*/AAA@	500,000	513,000
NC Municipal Power Agency No 1 Catawba Electric Revenue	5.125	01/01/2017	Aaa/AAA*/AAA@	700,000	724,668
Pitt County NC Certificates of Participation School Facilities	5.500	04/01/2020	Aaa/AAA*/AAA@	500,000	529,630
Raleigh Durham NC Airport Authority	5.250	11/01/2018	Aaa/AAA@	1,000,000	1,048,510
Raleigh/Durham NC Airport Revenue	5.000	11/01/2020	Aaa/AAA@	1,000,000	1,028,960
University of NC at Chapel Hill Hospital Revenue	5.250	02/15/2017	Aaa/AAA*/AAA@	500,000	522,715
University of NC System Pool Revenue - Series C	5.000	04/01/2019	Aaa/AAA@	1,000,000	1,038,980
University of NC Wilmington Certificates of Participation	5.250	06/01/2025	AAA*/AAA@	1,000,000	1,054,560
University of NC Wilmington Student Housing Project	5.000	06/01/2025	AAA*	580,000	597,354
Wilson Combined Enterprise System	4.700	12/01/2022	Aaa/AAA*	500,000	506,060

					30,798,209
PREREFUNDED BONDS
12.43% of Net Assets
Charlotte NC Certificates of Participation Convention Facilities	5.500	12/01/2020	Aa2/AA+*	700,000	753,004
Cumberland County NC Hospital Facilities Revenue	5.250	10/01/2019	A3/A-*/A-@	1,000,000	1,050,240
Cumberland County NC Hospital Facilities Revenue	5.250	10/01/2019	AA*/AA@	1,000,000	1,051,810
Greensboro NC Coliseum Complex Improvement	5.700	12/01/2010	A1/A+@	55,000	56,516
New Hanover County NC Certificates of Participation	5.000	12/01/2017	Aaa/AAA*/AAA@	250,000	258,945
New Hanover County NC Hospital Revenue	5.750	10/01/2026	Aaa/AAA*	100,000	102,690
NC Eastern Municipal Power Agency Power System	6.000	01/01/2026	Aaa/BBB*/BBB+@	545,000	641,569
NC Central University Housing System Revenue	5.800	11/01/2018	Aaa/AAA*/AAA@	50,000	51,334
NC Central University Housing System Revenue	5.800	11/01/2020	Aaa/AAA*/AAA@	60,000	61,601
NC Medical Care Community Hospital Revenue Prerefunded Pitt	5.250	12/01/2013	A1/A+*/AA-@	755,000	786,770
NC Medical Care Community Hospital Revenue Prerefunded Pitt	5.000	12/01/2018	A1/A+*/AA-@	475,000	492,266
Pitt County NC Certificates of Participation Public Facilities	5.850	04/01/2017	Aaa/AAA*/AAA@	100,000	103,466
Randolph County NC Certificates of Participation	5.750	06/01/2022	Aaa/AAA*/AAA@	500,000	531,020
University of NC at Wilmington Dorm & Dining System Revenue	5.400	01/01/2018	Aaa/AAA*/AAA@	120,000	123,325

					6,064,556
CERTIFICATES OF PARTICIPATION BONDS
9.97% of Net Assets
Cabarrus County NC Certificates of Participation	5.000	04/01/2021	Aa3/AA-*/AA-@	650,000	672,139
Charlotte NC Certificates of Participation Convention Facilities	5.000	12/01/2024	Aa2/AA+*	1,000,000	1,032,570
Charlotte NC Certificates of Participation Government Facilities	5.250	06/01/2020	Aa2/AA+*/AA@	1,000,000	1,050,800
Forsyth County NC Certificates of Participation	5.000	10/01/2018	Aa1/AA+*/AA+@	5,000	5,165
Forsyth County NC Certificates of Participation	5.000	02/01/2026	Aa1/AA+*/AA+@	550,000	563,475
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2025	Aa2/AA+*/AA@	1,500,000	1,538,895

					4,863,044

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds - 100%

June 30, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
HOSPITAL AND HEALTHCARE REVENUE BONDS
4.15% of Net Assets
Charlotte/Mecklenburg NC Hospital Authority Revenue	5.000%	01/15/2017	Aa3/AA*	$750,000	$767,760
NC Medical Care Health Care Facilities Revenue - Novant Health	5.000	11/01/2017	Aa3/AA-*/AA-@	1,000,000	1,032,770
NC Medical Care Community Hospital Revenue-Gaston Memorial	5.500	02/15/2019	A1/A+*	150,000	153,107
NC Medical Care Community Hospital Revenue Unrefunded Balance	5.250	12/01/2013	A1	45,000	46,524
NC Medical Care Community Hospital Revenue Unrefunded Balance	5.000	12/01/2018	A1	25,000	25,634

					2,025,795
GENERAL OBLIGATION BONDS
2.18% of Net Assets
Cary NC General Obligation	5.000	03/01/2019	Aaa/AAA*/AAA@	1,000,000	1,061,860

					1,061,860
LEASE REVENUE BONDS
2.19% of Net Assets
NC Infrastructure Financial Corporation Lease Purchase	5.000	10/01/2021	Aa2/AA+*/AA@	1,000,000	1,033,080

					1,033,080
PUBLIC FACILITIES REVENUE BONDS
1.48% of Net Assets
Cary NC Combined Enterprise System Revenue	5.000	12/01/2022	Aa2/AA*/AAA@	700,000	724,122

					724,122
MUNICIPAL UTILITY REVENUE BONDS
1.13% of Net Assets
Charlotte NC Storm Water Revenue Refunding	5.250	06/01/2019	Aa2/AA+*	520,000	551,829

					551,829
ESCROWED TO MATURITY BONDS
.70% of Net Assets
Pitt County NC Memorial Hospital Revenue	5.500	12/01/2015	Aaa/AA-@	325,000	341,305

					341,305
STATE AND LOCAL MORTGAGE REVENUE BONDS
.56% of Net Assets
NC Housing Finance Agency Single Family Revenue - Series Y	6.300	09/01/2015	Aa2/AA*	40,000	40,075
NC Housing Finance Agency Single Family Revenue - Series II	6.200	03/01/2016	Aa2/AA*	35,000	35,709
NC Housing Finance Agency Single Family Revenue - Series KK	5.875	09/01/2017	Aa2/AA*	45,000	45,756
NC Housing Finance Agency Home Ownership Revenue	5.125	07/01/2013	Aa2/AA*	55,000	55,703
Vance County NC Housing Mortgage Revenue Henderson Project	6.150	03/01/2022	Aa2	95,000	95,151

					272,394

Total Investments (cost $47,086,945) (See (a) below for further explanation) - 97.94% of Net Assets					$47,736,194

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
#	Bond ratings are unaudited.
(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,075,171
Unrealized depreciation	(425,922)

Net unrealized appreciation	$649,249

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2006

ASSETS:
Investments in securities, at value (Cost: $47,086,945)		$47,736,194
Cash		656,042
Interest receivable		567,584
Prepaid expenses		14,187

Total assets		48,974,007
LIABILITIES:
Payable for:
Distributions to shareholders	$134,513
Fund shares redeemed	29,513
Investment advisory fee	21,688
Transfer agent fee	5,715
Trustee fee	2,223
Accrued expenses	9,888

Total liabilities		203,540

NET ASSETS:
Capital		48,895,608
Net accumulated realized loss on investment transactions		(774,390)
Net unrealized appreciation in value of investments		649,249

Net assets at value		$48,770,467

NET ASSET VALUE, offering price and redemption price per share ($48,770,467 -:- 4,541,210 shares outstanding; unlimited number of shares authorized; no par value)		$10.74

STATEMENT OF OPERATIONS

For the year ended June 30, 2006

Net investment income:
Interest income	$2,132,263

Expenses:
Investment advisory fee	231,203
Transfer agent fee	61,489
Custodian expense	7,682
Professional fees	9,752
Trustee fees	4,425
Other expenses	27,728

Total expenses	342,279
Custodian expense reduction	(7,682)

Net expenses	334,597

Net investment income	1,797,666

Realized and unrealized gain/(loss) on investments:
Net realized gain	261,193
Net decrease in unrealized appreciation	(1,795,512)

Net realized and unrealized loss on investments	(1,534,319)

Net increase in net assets resulting from operations	$263,347

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2006 and 2005

	2006	2005
Increase in net assets:
Operations:
Net investment income	$1,797,666	$1,643,099
Net realized gain on investments	261,193	29,391
Net (decrease)/increase in unrealized appreciation	(1,795,512)	1,099,737

Net increase in net assets resulting from operations	263,347	2,772,227
Distributions to shareholders from net investment income	(1,797,666)	(1,643,099)
Net fund share transactions (Note 4)	5,566,268	4,818,425

Total increase	4,031,949	5,947,553
Net assets:
Beginning of year	44,738,518	38,790,965

End of year	$48,770,467	$44,738,518

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	2006	2005	2004	2003	2002
Net asset value, beginning of year	$11.10	$10.78	$11.12	$10.68	$10.63

Income from investment operations:
Net investment income	0.42	0.44	0.44	0.47	0.49
Net gains/(losses) on securities, both realized and unrealized	(0.36)	0.32	(0.34)	0.44	0.05

Total from investment operations	0.06	0.76	0.10	0.91	0.54
Less distributions:
Distributions from net investment income	(0.42)	(0.44)	(0.44)	(0.47)	(0.49)

Net asset value, end of year	$10.74	$11.10	$10.78	$11.12	$10.68

Total return	0.59%	7.13%	0.95%	8.70%	5.19%
Net assets, end of year (in thousands)	$48,770	$44,739	$38,791	$39,668	$32,585
Ratio of net expenses to average net assets (a)	0.72%	0.69%	0.69%	0.68%	0.57%
Ratio of net investment income to average net assets	3.89%	3.97%	4.05%	4.29%	4.60%
Portfolio turnover	12.73%	7.96%	10.51%	7.99%	6.60%

(a)	Percentages are after expenses waived by Adviser and custodian and interest expense reductions.

Expenses waived by Adviser and custodian and interest expense reductions were:

0% and .02% for 2006; 0% and .03% for 2005; 0% and .03% for 2004; .02% and .03% for 2003; and .14% and .03% for 2002, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds—100%

June 30, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
63.74% of Net Assets
Catawba County Certificates of Participation Public School	5.250%	06/01/2016	Aaa/NR*/AAA@	$125,000	$132,894
Centennial Authority NC Hotel Tax Revenue Bond Arena Project	5.000	09/01/2012	Aaa/AAA*/AAA@	100,000	103,467
Charlotte NC Certificates of Participation - Series A	5.000	08/01/2012	Aaa/AAA*/AAA@	1,000,000	1,055,160
Cumberland County NC Hospital Facility Revenue	5.000	10/01/2006	A3/AA*/A-@	150,000	150,443
Davie County NC Community College	4.000	06/01/2013	Aaa/AAA*	250,000	249,393
Greenville NC Certificates of Participation Public Facilities	4.600	06/01/2011	Aaa/AAA*/AAA@	100,000	102,215
Harnett County NC Certificates Of Participation	5.250	12/01/2009	Aaa/AAA*/AAA@	240,000	251,522
Harnett County NC Certificates of Participation	4.250	12/01/2011	Aaa/AAA*/AAA@	150,000	152,465
Haywood NC Certificates of Participation Refunding - Series A	5.000	10/01/2016	Aaa/AAA*/AAA@	635,000	666,458
Johnston County NC Certificates of Participation - Judicial Annex	5.200	09/01/2007	Aaa/AAA*/AAA@	100,000	101,856
Johnston County NC Finance Corporation School & Museum Project	4.650	08/01/2008	Aaa/AAA*/AAA@	200,000	203,532
Lee County NC Certificates of Participation	5.000	04/01/2016	Aaa/AAA*/AAA@	215,000	224,961
Lincoln County Certificate of Participation	4.500	06/01/2009	Aaa/AAA*/AAA@	500,000	510,400
New Hanover County NC Regional Medical Center Hospital Revenue	4.250	10/01/2009	Aaa/AAA*/AAA@	100,000	101,329
North Carolina Medical Care Community Hospital - Rowan Medical Center	5.250	09/01/2016	Aaa/AAA*/AAA@	1,100,000	1,169,718
North Carolina Medical Care Community Hospital - Chatham Memorial	3.625	10/01/2010	AA*/AA@	100,000	97,967
NC Capital Facility Finance Agency Johnson & Wales University	5.000	04/01/2009	Aaa/AAA*/AAA@	200,000	206,258
North Carolina Eastern Municipal Power Agency Power System Revenue	6.125	01/01/2009	BAA2/A*	120,000	126,248
North Carolina Municipal Power Agency No.1 Catawba Electric	6.000	01/01/2010	Aaa/AAA*/AAA@	200,000	213,896
NC Municipal Power Agency No.1 Catawba Electric Revenue	5.250	01/01/2009	Aaa/AAA*/AAA@	500,000	517,755
North Carolina Medical Care Community Hospital-Scotland Memorial	5.375	10/01/2011	AA*	50,000	50,125
NC Medical Care Community Hospital - Wilson Memorial Hospital	4.900	11/01/2007	Aaa/AAA*	75,000	76,208
North Carolina Medical Care Community Hospital - Wayne Memorial	4.250	10/01/2006	Aaa/AAA@	100,000	100,170
North Carolina Medical Community Hospital - Wayne Memorial	4.750	10/01/2011	Aaa/AAA@	350,000	360,077
North Carolina Medical Care Community Hospital - Rex Healthcare	5.250	06/01/2008	Aaa/AAA*/AAA@	450,000	463,464
NC Municipal Power Agency No. 1 Catawba Electric	5.100	01/01/2007	Aaa/AAA*/AAA@	125,000	126,175
North Carolina Municipal Power Agency Catawba Electric	6.000	01/01/2007	Aaa/AAA*/AAA@	200,000	202,170
Pitt County NC Certificates of Participation School Facilities	4.750	04/01/2010	Aaa/AAA*/AAA@	100,000	103,287
Randolph County NC Certificates of Participation	5.200	06/01/2008	Aaa/AAA*/AAA@	145,000	148,827
University NC System Pool Revenue - Series B	5.000	10/01/2009	Aaa/AAA*/AAA@	170,000	176,178
Wilson County NC General Obligation	5.000	06/01/2010	Aaa/AAA*/AAA@	250,000	261,190

					8,405,808
CERTIFICATES OF PARTICIPATION BONDS
8.31% of Net Assets
Cabarrus County NC Certificates of Participation	4.250	04/01/2007	Aa3/AA-*/AA-@	55,000	55,163
Cabarrus County NC Certificates of Participation	4.500	04/01/2009	Aa3/AA-*/AA-@	100,000	101,782
Charlotte NC Certificates of Participation - Series D	5.750	06/01/2007	Aa1/AA+*	100,000	101,768
Charlotte NC Certificates of Participation - Series D	5.750	06/01/2008	Aa1/AA+*	100,000	103,704
Charlotte NC Certificates of Participation - Series B	5.000	06/01/2009	Aa1/AA+*	100,000	103,339
Durham County NC Certificates of Participation	4.750	05/01/2009	Aa1/AA+*	210,000	214,738
Durham NC Certificates of Participation	5.000	04/01/2010	Aa1/AA+*/AA+@	300,000	311,187
Forsyth County NC Certificates of Participation	5.000	10/01/2009	Aa1/AA+*/AA+@	100,000	103,540

					1,095,221
HOSPITAL AND HEALTHCARE REVENUE BONDS
6.68% of Net Assets
Cumberland County NC Hospital Facility Revenue	4.500	10/01/2007	A3/A-*/A-@	200,000	201,028
NC Medical Care Community Health Care Facility - Duke University	4.500	06/01/2007	Aa3/AA*/AA@	200,000	201,086
North Carolina Medical Care Community Hospital - Pitt Memorial	4.400	12/01/2011	Aa3/AA-*/AA-@	275,000	277,747
NC Medical Care Community Hospital - Gaston Memorial	5.250	02/15/2007	A1/A+*	50,000	50,475
North Carolina Medical Care Community Hospital - St Joseph	4.300	10/01/2007	Aa3/AA/AA@	150,000	150,974

					881,310
LEASE REVENUE BONDS
6.48% of Net Assets
Greensboro NC Enterprise System Revenue Combination - Series A	4.800	06/01/2012	Aa3/AA+*/AA+@	75,000	77,029
Greensboro NC Enterprise System Revenue - Series A	5.000	06/01/2011	Aa3/AA+*/AA+@	500,000	523,705
Winston Salem NC Certificates of Participation - Series A	3.950	06/01/2009	Aa1/AA+*/AA+@	100,000	100,407
Winston-Salem NC Water & Sewer System Revenue	4.500	06/01/2011	Aa2/AAA*/AA@	150,000	153,987

					855,128
GENERAL OBLIGATION BONDS
5.15% of Net Assets
Forsyth County NC Public Improvement General Obligation S:A	4.500	03/01/2009	Aaa/AAA*/AAA@	250,000	255,155
New Hanover County NC General Obligation	5.300	11/01/2006	Aa2/AA*	100,000	100,594
North Carolina State Public Improvement General Obligation	4.500	03/01/2010	Aa1/AAA*/AAA@	150,000	153,713
North Carolina State Public School Building General Obligation	4.600	04/01/2010	Aa1/AAA*/AAA@	50,000	51,351
North Carolina Public School Building General Obligation	4.600	04/01/2011	Aa1/AAA*/AAA@	115,000	118,352

					679,165

The accompanying notes are an integral part fo the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds - 100%

June 30, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
3.78% of Net Assets
North Carolina Raleigh State University Revenue	5.000%	10/01/2011	Aa3/AA*	$280,000	$295,028
University of North Carolina Revenue Refunding - Series B	5.000	12/01/2010	Aa1/AA+*/AA+@	195,000	203,867

					498,895
PREREFUNDED BONDS
3.38% of Net Assets
North Carolina State General Obligation - Series A	4.750	04/01/2010	Aa1/AAA*/AAA@	100,000	102,595
Orange County Water & Sewer Authority Revenue	4.350	07/01/2010	Aa1/AA+*/AAA@	100,000	101,944
Piedmont Triad NC Airport Authority Revenue Bonds - Series A	5.250	07/01/2011	Aaa/AAA*/AAA@	200,000	210,408
University NC System Pool Revenue - Series B	5.000	10/01/2009	Aaa/AAA*/AAA@	30,000	31,011

					445,958

Total Investments (cost $12,975,258) (See (a) below for further explanation) - 97.52% of Net Assets					$12,861,485

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
#	Bond ratings are unaudited.
(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$36,698
Unrealized depreciation	(150,471)

Net unrealized depreciation	$(113,773)

The accompanying notes are an integral part fo the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2006

ASSETS:
Investments in securities, at value (Cost: $12,975,258 )		$12,861,485
Cash		192,101
Interest receivable		158,430
Total assets		13,212,016

LIABILITIES:
Payable for:
Distributions to shareholders	$8,967
Investment advisory fee	5,362
Transfer agent fee	526
Trustee fee	1,095
Accrued expenses	9,349

Total liabilities		25,299
NET ASSETS:
Capital		13,415,900
Net accumulated realized loss on investment transactions		(115,410)
Net unrealized depreciation in value of investments		(113,773)

Net assets at value		$13,186,717

NET ASSET VALUE, offering price and redemption price per share ($13,186,717 -:- 1,278,741 shares outstanding; unlimited number of shares authorized; no par value)		$10.31

STATEMENT OF OPERATIONS

For the year ended June 30, 2006

Net investment income:
Interest income	$523,479

Expenses:
Investment advisory fee	73,309
Transfer agent fee	21,993
Professional fees	12,413
Custodian expense	4,855
Trustee fees	1,501
Other expenses	6,451

Total expenses	120,522
Expenses waived by Adviser	(7,451)
Custodian expense reduction	(4,855)

Net expenses	108,216

Net investment income	415,263

Realized and unrealized loss on investments:
Net realized loss	(56,077)
Net decrease in unrealized appreciation	(347,256)

Net realized and unrealized loss on investments	(403,333)

Net increase in net assets resulting from operations	$11,930

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2006 and 2005

	2006	2005
Increase in net assets:
Operations:
Net investment income	$415,263	$474,522
Net realized loss on investments	(56,077)	(16,019)
Net (decrease)/increase in unrealized appreciation	(347,256)	53,493

Net increase in net assets resulting from operations	11,930	511,996
Distributions to shareholders from net investment income	(415,263)	(474,522)
Net fund share transactions (Note 4)	(3,238,467)	1,095,780

Total (decrease)/increase	(3,641,800)	1,133,254
Net assets:
Beginning of year	16,828,517	15,695,263

End of year	$13,186,717	$16,828,517

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	2006	2005	2004	2003	2002
Net asset value, beginning of year	$10.60	$10.57	$10.85	$10.47	$10.25

Income from investment operations:
Net investment income	0.30	0.30	0.32	0.35	0.38
Net gains/(losses) on securities, both realized and unrealized	(0.29)	0.03	(0.28)	0.38	0.22

Total from investment operations	0.01	0.33	0.04	0.73	0.60
Less distributions:
Distributions from net investment income	(0.30)	(0.30)	(0.32)	(0.35)	(0.38)

Net asset value, end of year	$10.31	$10.60	$10.57	$10.85	$10.47

Total return	0.06%	3.14%	0.33%	7.10%	5.99%
Net assets, end of year (in thousands)	$13,187	$16,829	$15,695	$13,871	$9,260
Ratio of net expenses to average net assets (a)	0.74%	0.56%	0.51%	0.50%	0.48%
Ratio of net investment income to average net assets	2.83%	2.81%	2.94%	3.28%	3.69%
Portfolio turnover	19.07%	5.93%	8.37%	19.12%	13.65%

(a)	Percentages are after expenses waived by Adviser and custodian and interest expense reductions.

Expenses waived by Adviser and custodian and interest expense reductions were:

.05% and.03% for 2006; .21% and .03% for 2005; .25% and .05% for 2004; .26% and .04% for 2003; and .31%,.07% for 2002, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennesee Municipal Bonds - 100%

June 30, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
52.01% of Net Assets
Blount County TN Public Building Authority General Obligation	5.250%	06/01/2019	Aaa	$1,050,000	$1,116,308
Clarksville TN Water Sewer & Gas Revenue	5.650	02/01/2017	Aaa/AAA@	200,000	206,348
Columbia TN Broadband Network Revenue & Tax	5.000	03/01/2025	Aaa	1,000,000	1,034,050
Columbia TN Refunded - Sewer System	5.000	12/01/2024	Aaa	1,235,000	1,276,187
Franklin County TN Health & Educational Facilities Board	5.000	09/01/2025	AAA*	1,000,000	1,031,850
Franklin TN Industrial Development Board Landings Apartment	5.550	10/01/2008	Aaa/AAA*	50,000	51,212
Franklin TN Industrial Development Board Landings Apartment	5.900	10/01/2016	Aaa/AAA*/AAA@	800,000	818,304
Giles County TN	4.500	02/01/2018	Aaa/AAA@	1,000,000	1,006,330
Greene County TN General Obligation - Series B	5.000	06/01/2024	Aaa/AAA@	505,000	521,736
Harpeth Valley Utilities TN Davidson and Williamson Counties	5.000	09/01/2029	Aaa/AAA@	1,410,000	1,442,176
Hawkins County TN Refunding General Obligation	4.750	05/01/2017	Aaa/AAA*/AAA@	200,000	204,176
Jackson TN Hospital Revenue	5.000	04/01/2028	Aaa/AAA*/AAA@	1,550,000	1,566,430
Jackson TN Hospital Revenue Refunding & Improvement	5.625	04/01/2015	Aaa/AAA*	310,000	313,410
Johnson City TN Health & Educational Facilities	6.500	07/01/2014	Aaa/AAA*/AAA@	1,000,000	1,141,820
Kingsport TN Water & Sewer System	4.350	06/01/2017	Aaa/AAA@	710,000	712,258
Kingsport TN Industrial Development Board Multifamily	5.400	04/20/2021	AAA*	475,000	500,465
Knox County TN Health Educational & Housing Facilities - Baptist	5.500	04/15/2017	Baa3/AAA*	1,315,000	1,357,396
Knox County TN Health Educational & Housing Facilities - Ft Sanders	6.250	01/01/2013	Aaa/AAA*/AAA@	10,000	11,156
Knox County TN Health Educational & Housing Facilities - Covenant Health	5.000	01/01/2022	Aaa/AAA*/AAA@	1,000,000	1,025,080
Knox County TN Utility District Water & Sewer	5.625	12/01/2019	Aaa/AAA*/AAA@	220,000	227,729
Knoxville TN Gas Revenue - Series K	4.750	03/01/2020	Aaa/AAA*/AAA@	1,500,000	1,516,980
Knoxville TN Gas Revenue Refunded System - Series K	4.750	03/01/2022	Aaa/AAA*/AAA@	1,550,000	1,565,237
Knoxville TN Wastewater System Revenue - Series A	4.750	04/01/2021	Aaa/AAA*/AAA@	1,150,000	1,162,604
Marion County TN Schools	5.000	06/01/2025	Aaa	1,050,000	1,084,797
Metro Government Nashville & Davidson County TN General Obligation	5.000	01/01/2023	Aaa/AAA*/AAA@	1,000,000	1,037,140
Metro Government Nashville & Davidson County TN General Obligation	5.000	01/01/2024	Aaa/AAA*/AAA@	1,000,000	1,030,720
Metropolitan Nashville & Davidson County TN Water & Sewer	5.000	01/01/2017	Aaa/AAA*/AAA@	1,000,000	1,026,370
Metro Government Nashville & Davidson County TN Water & Sewer	4.750	01/01/2022	Aaa/AAA*/AAA@	1,000,000	1,010,280
Metro Government Nashville & Davidson County TN Sports Authority	5.000	07/01/2021	Aaa/AAA*/AAA@	1,000,000	1,034,650
Montgomery County TN	4.750	05/01/2016	Aaa/AAA@	1,850,000	1,923,630
Montgomery County TN	4.750	05/01/2020	Aaa/AAA@	1,000,000	1,022,680
Oak Ridge TN Industrial Development Board Refunding Revenue	5.250	08/20/2018	Aaa	265,000	270,963
Overton County TN Refunding - Schools	5.000	04/01/2018	Aaa	1,000,000	1,050,330
Robertson County TN	4.500	06/01/2015	Aaa/AAA@	300,000	304,989
Robertson County TN General Obligation	5.000	04/01/2018	Aaa/AAA@	760,000	795,021
Rutherford County TN Construction Utility District Waterworks	5.000	02/01/2031	Aaa/AAA@	1,435,000	1,467,847
Shelby County TN Health Educational & Housing Methodist	5.300	08/01/2015	Aaa/AAA*/AAA@	550,000	567,743
Shelby County TN Health Educational & Housing Methodist	5.375	04/01/2013	Aaa/AAA*/AAA@	690,000	713,722
Shelby County TN Health Educational & Housing Methodist	5.000	04/01/2018	Aaa/AAA*/AAA@	500,000	511,135
Smith County TN General Obligation	5.000	04/01/2021	Aaa/AAA@	720,000	754,754
Sullivan County TN Health Educational & Housing Facilities	5.000	09/01/2016	AA*/AA@	1,000,000	1,026,590
Sullivan County TN Health Educational & Housing Wellmont	5.000	09/01/2017	AA*/AA@	2,500,000	2,552,675
Sullivan County TN Health Educational & Housing Facilities	4.500	09/01/2019	AA*/AA@	1,000,000	973,760
TN Housing Development Agency Homeownership Program Series	5.150	07/01/2022	Aaa/AAA*/AAA@	750,000	767,235
TN State School Board Authority Refunding Higher Education	5.000	05/01/2024	Aaa/AAA*/AAA@	1,395,000	1,446,336
TN State School Board Authority Refunding Higher Education	5.000	05/01/2025	Aaa/AAA*/AAA@	1,440,000	1,487,678
Washington County TN General Obligation School and Public	5.000	04/01/2016	Aaa/AAA@	1,120,000	1,181,835
Wilson County TN Referendum	5.000	04/01/2018	Aaa/AAA@	1,000,000	1,051,960

					45,904,082
GENERAL OBLIGATION BONDS
17.86% of Net Assets
Franklin TN School District Limited Tax Refunding	4.625	06/01/2018	Aa2	1,000,000	1,023,610
Franklin TN Water & Sewer Revenue & Tax	5.000	04/01/2024	Aaa	750,000	794,513
Johnson City TN General Obligation	5.500	05/01/2020	Aaa/AAA*	300,000	303,942
Knoxville TN General Obligation - Series A	5.000	05/01/2020	Aa2/AA*/AA+@	1,430,000	1,521,177
Memphis TN Referendum - General Improvement	5.000	11/01/2015	Aa2/AA*/AA-@	1,250,000	1,316,625
Memphis TN General Improvement	5.000	11/01/2021	Aa2/AA*/AA-@	1,500,000	1,551,105
Memphis TN General Improvement	5.000	05/01/2020	Aa2/AA*/AA-@	2,000,000	2,067,840
Metropolitan Government Nashville & Davidson County TN - Series B	5.000	08/01/2024	Aa2/AA*/AA+@	1,500,000	1,555,275
Shelby County TN - Series A	4.600	11/01/2022	Aa2/AA+*/AA@	500,000	504,345

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennesee Municipal Bonds — 100%

June 30, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
Williamson County TN Refunding General Obligation	5.000%	03/01/2020	Aa1	$645,000	$684,087
Williamson County TN Series A General Obligation	4.750	04/01/2021	Aa1	750,000	771,758
Williamson County TN Series B General Obligation	5.000	05/01/2023	Aa1	1,400,000	1,452,556
Williamson County TN General Obligation	5.000	05/01/2022	Aa1	1,400,000	1,457,736
Wilson County TN General Obligation Refunding	5.100	05/01/2016	Aaa/AAA@	745,000	762,373

					15,766,942
HOSPITAL AND HEALTHCARE REVENUE BONDS
12.19% of Net Assets
Chattanooga TN Health Educational & Housing Revenue	5.000	12/01/2018	Aa2/AA*/AA@	1,000,000	1,019,910
Knox County TN Health - Fort Sanders Alliance	5.250	01/01/2015	Aaa/AAA*/AAA@	2,175,000	2,308,132
Knox County TN Health Educational & Housing Facilities University	5.750	04/01/2019	Baa1/A-@	1,000,000	1,040,790
Metropolitan Nashville & Davidson County TN Modal	5.500	05/01/2023	Aa2/AA*	2,110,000	2,178,343
Metropolitan Nashville & Davidson County TN - Open Arms	5.100	08/01/2016	AA*	2,500,000	2,533,925
Metropolitan Nashville & Davidson County TN - Open Arms	5.100	08/01/2019	AA*	1,660,000	1,678,227

					10,759,327
MUNICIPAL UTILITY REVENUE BONDS
5.26% of Net Assets
Chattanooga TN Electric System Revenue	5.250	09/01/2021	AA*/AA@	1,500,000	1,568,910
Clarksville TN Water Sewer & Gas Revenue	5.250	02/01/2018	Aaa/AAA@	1,000,000	1,029,380
Metropoliton Nashville & Davidson County TN Electric System	5.125	05/15/2016	Aa3/AA*/AA@	700,000	731,472
Metropolitan Nashville & Davidson County TN Electric System	5.125	05/15/2021	Aa3/AA*/AA@	1,085,000	1,125,872
Metropolitan Nashville & Davidson County TN Water & Sewer	5.500	01/01/2016	Aa3/A+*	185,000	185,463

					4,641,097
STATE AND LOCAL MORTGAGE REVENUE
4.73% of Net Assets
TN Housing Development Agency Homeownership Program	5.850	01/01/2011	Aa2/AA*	200,000	203,200
TN Housing Development Agency Homeownership Program	5.500	07/01/2020	Aa2/AA*	535,000	542,463
TN Housing Development Agency Series 2001 - 3B	5.250	01/01/2020	Aa2/AA*	345,000	352,907
TN Housing Development Agency Mortgage Financing - Series A	5.200	07/01/2023	Aa2/AA*	3,000,000	3,072,450

					4,171,020
PREREFUNDED BONDS
3.24% of Net Assets
Johnson City TN Health & Educational Facilities	5.125	07/01/2025	AAA*/AAA@	2,000,000	2,060,080
Knoxville TN Gas System Revenue Bond - Series J	5.000	03/01/2017	Aa3/AA*	700,000	728,238
Metropolitan Nashville & Davidson County TN Water & Sewer	6.500	12/01/2014	Aaa/AAA*	60,000	69,792

					2,858,110
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.96% of Net Assets
Metropolitan Nashville & Davidson County TN - McKendree	5.125	01/01/2020	AA*	1,700,000	1,731,348

					1,731,348
ESCROWED TO MATURITY BONDS
1.41% of Net Assets
Jackson TN Water & Sewer Revenue	7.200	07/01/2012	Aaa/AAA*	5,000	5,416
Johnson City TN Health & Educational Revenue	5.000	07/01/2018	Aaa/AAA*/AAA@	1,000,000	1,033,360
Metropolitan Nashville & Davidson County TN - Dandridge Tower	6.375	01/01/2011	A2	200,000	204,218

					1,242,994
LEASE REVENUE BONDS
0.29% of Net Assets
Memphis/Shelby County TN Special Facilities Revenue - FedEx	5.050	09/01/2012	Baa2/BBB*	250,000	259,225

					259,225

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennesee Municipal Bonds — 100%

June 30, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
0.21% of Net Assets
Chattanooga TN Industrial Development Board F L Haney Co	7.200%	08/15/2010	AAA*	$20,000	$22,621
Chattanooga TN Industrial Development Board F L Haney Co	7.200	02/15/2009	AAA*	25,000	27,155
Chattanooga TN Industrial Development Board F L Haney Co	7.200	08/15/2009	AAA*	25,000	27,566
Chattanooga TN Industrial Development Board F L Haney Co	7.200	02/15/2010	AAA*	100,000	111,619

					188,961

Total Investments (cost $87,450,694) (See (a) below for further explanation) - 99.16% of Net Assets					$87,523,106

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
#	Bond ratings are unaudited.
(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,066,141
Unrealized depreciation	(993,729)

Net unrealized appreciation	$72,412

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2006

ASSETS:
Investments in securities, at value (Cost: $87,450,694)		$87,523,106
Cash		1,328,612
Receivable from investments sold		226,000
Interest receivable		1,274,539
Prepaid expenses		30,509

Total assets		90,382,766
LIABILITIES:
Payable for:
Investments purchased	$1,495,524
Distributions to shareholders	448,471
Fund shares redeemed	99,322
Investment advisory fee	36,118
Transfer agent fee	9,161
Trustee fee	3,974
Accrued expenses	22,570

Total liabilities		2,115,140

NET ASSETS:
Capital		89,116,917
Net accumulated realized loss on investment transactions		(921,703)
Net unrealized appreciation in value of investments		72,412

Net assets at value		$88,267,626

NET ASSET VALUE, offering price and redemption price per share ($88,267,626 -:- 8,141,943 shares outstanding; unlimited number of shares authorized; no par value)		$10.84

STATEMENT OF OPERATIONS

For the year ended June 30, 2006

Net investment income:
Interest income	$3,849,616

Expenses:
Investment advisory fee	426,557
Transfer agent fee	108,374
Professional fees	27,109
Custodian expense	10,500
Trustee fees	8,169
Other expenses	32,412

Total expenses	613,121
Custodian expense reduction	(10,500)

Net expenses	602,621

Net investment income	3,246,995

Realized and unrealized gain/(loss) on investments:
Net realized gain	170,910
Net decrease in unrealized appreciation	(3,026,240)

Net realized and unrealized loss on investments	(2,855,330)

Net increase in net assets resulting from operations	$391,665

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2006 and 2005

	2006	2005
Increase in net assets:
Operations:
Net investment income	$3,246,995	$3,042,731
Net realized gain on investments	170,910	72,840
Net (decrease)/increase in unrealized appreciation	(3,026,240)	2,170,144

Net increase in net assets resulting from operations	391,665	5,285,715
Distributions to shareholders from net investment income	(3,246,995)	(3,042,731)
Net fund share transactions (Note 4)	8,483,109	9,897,473

Total increase	5,627,779	12,140,457
Net assets:
Beginning of year	82,639,847	70,499,390

End of year	$88,267,626	$82,639,847

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	2006	2005	2004	2003	2002
Net asset value, beginning of year	$11.21	$10.87	$11.26	$10.82	$10.72

Income from investment operations:
Net investment income	0.42	0.43	0.45	0.48	0.52
Net gains/(losses) on securities, both realized and unrealized	(0.37)	0.34	(0.39)	0.44	0.10

Total from investment operations	0.05	0.77	0.06	0.92	0.62
Less distributions:
Distributions from net investment income	(0.42)	(0.43)	(0.45)	(0.48)	(0.52)

Net asset value, end of year	$10.84	$11.21	$10.87	$11.26	$10.82

Total return	0.45%	7.21%	0.55%	8.65%	5.85%
Net assets, end of year (in thousands)	$88,268	$82,640	$70,499	$58,816	$48,527
Ratio of net expenses to average net assets (a)	0.71%	0.67%	0.67%	0.65%	0.54%
Ratio of net investment income to average net assets	3.82%	3.89%	4.05%	4.32%	4.77%
Portfolio turnover	6.14%	9.49%	16.11%	8.36%	11.85%

(a)	Percentages are after expenses waived by Adviser and custodian and interest expense reductions.

Expenses waived by Adviser and custodian and interest expense reductions were:

0% and .01% for 2006; 0% and .02% for 2005; 0% and .03% for 2004; .01% and .02% for 2003; and .16% and .02% for 2002, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESEE TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennesee Municipal Bonds — 100%

June 30, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
68.30% of Net Assets
Chattanooga-Hamilton County TN Hospital Authority Erlanger	5.625%	10/01/2009	Aaa/AAA*/AAA@	$715,000	$753,403
Dickson County TN Refunding	5.000	06/01/2015	Aaa/AAA@	140,000	147,003
Hawkins County TN General Obligation	4.500	05/01/2008	Aaa/AAA*/AAA@	315,000	319,753
Johnson City TN General Obligation	5.250	06/01/2008	Aaa/AAA*/AAA@	125,000	128,134
Johnson City TN Refunding	4.000	06/01/2015	Aaa	400,000	392,048
Knox County TN Health Education & Housing Facilities Board	5.500	04/15/2011	Baa/AAA*	300,000	309,810
Marshall County TN General Obligation	4.450	12/01/2010	Aaa/AAA@	270,000	276,739
Maury County TN School & Public Improvement	5.000	04/01/2016	Aaa/AAA@	1,000,000	1,054,440
Memphis-Shelby Tn Sports Authority Memphis Arena Project	5.500	11/01/2012	Aaa/AAA*/AAA@	500,000	541,000
Memphis-Shelby County TN Sports Authority Memphis Arena	5.000	11/01/2008	Aaa/AAA*/AAA@	150,000	154,352
Memphis TN General Obligation General Improvement	5.000	10/01/2016	Aaa/AAA*/AAA@	450,000	473,256
Memphis TN Electric System Revenue - Series A	5.000	12/01/2015	Aaa/AAA*/AAA@	1,200,000	1,255,164
Memphis TN Sanitation Sewer Revenue	5.000	10/01/2008	Aaa/AAA*/AAA@	350,000	359,118
Metropolitan Government of Nashville & Davidson County Housing	5.500	01/01/2007	Aaa*	400,000	402,104
Municipal Energy Acquisition Corporation TN Gas Revenue	4.125	03/01/2008	Aaa/AAA*/AAA@	250,000	252,095
Municipal Energy Acquisition Gas Corporation Revenue	4.125	03/01/2009	Aaa/AAA*/AAA@	200,000	201,676
Shelby County TN Methodist Hospital Healthcare Revenue	5.500	04/01/2008	Aaa/AAA*/AAA@	250,000	256,868
Shelby County TN Health Education & Housing Facility Rhodes	4.500	08/01/2008	Aaa/AAA*/AAA@	100,000	101,368
Shelby County TN Health Education & Housing Facility Rhodes	4.500	08/01/2009	Aaa/AAA*/AAA@	100,000	102,046
Sullivan County TN Health Educational & Housing Facility Board	5.000	09/01/2011	AA*/AA@	335,000	347,318
Tennergy Corporation TN Gas Revenue	5.000	06/01/2008	Aaa/AAA*/AAA@	500,000	512,575
Tennergy Corporation TN Gas Revenue	5.000	06/01/2009	Aaa/AAA*/AAA@	650,000	670,794
TN Energy Acquisition Corporation Gas Revenue - Series A	5.000	09/01/2007	Aaa/AAA*/AAA@	210,000	213,037
TN Energy Acquisition Corporation Gas Revenue - Series B	4.500	09/01/2008	Aaa/AAA*/AAA@	295,000	298,879
Wilson County TN General Obligation	5.000	04/01/2013	Aaa/AAA@	720,000	760,010

					10,282,990
GENERAL OBLIGATION BONDS
16.56% of Net Assets
Chattanooga TN General Obligation Unlimited	5.500	09/01/2010	Aa2/AA*/AA@	500,000	531,270
Hamilton County TN General Obligation - Series A	4.550	08/01/2009	Aa1/AA+@	100,000	101,367
Knox County TN Public Improvement General Obligation	5.100	05/01/2008	Aa2/AA*	90,000	92,035
Madison County TN General Obligation	4.000	04/01/2014	Aa3	700,000	692,146
Metro Government Nashville & Davidson County TN Improvement	5.000	10/15/2008	Aa2/AA*/AA+@	500,000	511,915
Rutherford County TN General Obligation	5.000	04/01/2009	Aa2/AA*	250,000	257,755
Rutherford County TN Public Improvement General Obligation	4.250	04/01/2009	Aa2/AA*	200,000	202,320
Shelby County TN Public Improvement General Obligation S:A	5.500	04/01/2009	Aa2/AA+*/AA@	100,000	104,343

					2,493,151
HOSPITAL AND HEALTHCARE REVENUE BONDS
5.36% of Net Assets
Chattanooga TN Catholic Health Initiatives - Series A	5.500	12/01/2006	Aa2/AA*/AA@	700,000	705,257
Knox County TN Hospital Facility Revenue - Catholic Healthcare	4.500	10/01/2011	A1/AA-*/AA-@	100,000	101,113

					806,370
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
2.38% of Net Assets
Metropolitan Government Of Nashville & Davidson County Vanderbilt	5.750	01/01/2008	Aa2/AA*	250,000	256,650
Tennessee State School Board Authority Higher Education Facility	4.800	05/01/2014	Aa2/AA-*	100,000	101,948

					358,598
PREREFUNDED BONDS
2.08% of Net Assets
Metropolitan Government Nashville & Davidson County	5.125	11/15/2013	Aa2/AA*	300,000	313,827

					313,827
MUNICIPAL UTILITY REVENUE BONDS
1.83% of Net Assets
Knoxville TN Gas Revenue System - Series J	4.750	03/01/2010	Aa3/AA*	170,000	174,593
Memphis TN Electric System Revenue Refunding Jr. Lien	4.000	12/01/2009	Aa3/AA*/AA@	100,000	100,569

					275,162
LEASE REVENUE BONDS
1.70% of Net Assets
Memphis-Shelby County Airport Special Facilities-Federal Ex	5.000	09/01/2009	Baa2/BBB*	250,000	256,083

					256,083

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESEE TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennesee Municipal Bonds — 100%

June 30, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
STATE AND LOCAL MORTGAGE REVENUE BONDS
.63% of Net Assets
^Shelby County TN Multi-Family Housing Memphis - Series A	5.000%	01/01/2009	NR	$240,000	$95,232

					95,232

Total Investments (cost $15,198,096) (See (a) below for further explanation) - 98.84% of Net Assets					$14,881,413

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited.
^	Security in default and therefore non-income producing. The security is illiquid and is therefore valued at fair value (see note 1)

At June 30, 2006, fair valued securities represent 0.63% of net assets.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$23,720
Unrealized depreciation	(340,403)

Net unrealized depreciation	$(316,683)

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2006

ASSETS:
Investments in securities, at value (Cost: $15,198,096)		$14,881,413
Cash		39,957
Interest receivable		155,785
Total assets		15,077,155

LIABILITIES:
Payable for:
Distributions to shareholders	$8,640
Investment advisory fee	6,152
Transfer agent fee	1,854
Trustee fee	1,559
Accrued expenses	2,734

Total liabilities		20,939

NET ASSETS:
Capital		15,550,509
Net accumulated realized loss on investment transactions		(177,610)
Net unrealized depreciation in value of investments		(316,683)

Net assets at value		$15,056,216

NET ASSET VALUE, offering price and redemption price per share ($15,056,216 -:- 1,463,348 shares outstanding; unlimited number of shares authorized; no par value)		$10.29

STATEMENT OF OPERATIONS

For the year ended June 30, 2006

Net investment income:
Interest income	$615,123

Expenses:
Investment advisory fee	86,059
Transfer agent fee	25,817
Professional fees	8,237
Custodian expense	5,319
Trustee fees	1,701
Other expenses	7,084

Total expenses	134,217
Expenses waived by Adviser	(6,338)
Custodian expense reduction	(5,319)

Net expenses	122,560

Net investment income	492,563

Realized and unrealized loss on investments:
Net realized loss	(73,714)
Net decrease in unrealized appreciation	(436,428)

Net realized and unrealized loss on investments	(510,142)

Net decrease in net assets resulting from operations	$(17,579)

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2006 and 2005

	2006	2005
Increase in net assets:
Operations:
Net investment income	$492,563	$566,331
Net realized loss on investments	(73,714)	(60,556)
Net (decrease)/increase in unrealized appreciation	(436,428)	97,362

Net (decrease)/increase in net assets resulting from operations	(17,579)	603,137
Distributions to shareholders from net investment income	(492,563)	(566,331)
Net fund share transactions (Note 4)	(3,756,852)	(1,024,338)

Total decrease	(4,266,994)	(987,532)
Net assets:
Beginning of year	19,323,210	20,310,742

End of year	$15,056,216	$19,323,210

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	2006	2005	2004	2003	2002
Net asset value, beginning of year	$10.60	$10.58	$10.91	$10.50	$10.35

Income from investment operations:
Net investment income	0.30	0.30	0.32	0.35	0.40
Net gains/(losses) on securities, both realized and unrealized	(0.31)	0.02	(0.33)	0.41	0.15

Total from investment operations	(0.01)	0.32	(0.01)	0.76	0.55
Less distributions:
Distributions from net investment income	(0.30)	(0.30)	(0.32)	(0.35)	(0.40)

Net asset value, end of year	$10.29	$10.60	$10.58	$10.91	$10.50

Total return	(0.10)%	3.05%	(0.07)%	7.37%	5.43%
Net assets, end of year (in thousands)	$15,056	$19,323	$20,311	$16,000	$11,366
Ratio of net expenses to average net assets (a)	0.71%	0.56%	0.51%	0.50%	0.41%
Ratio of net investment income to average net assets	2.86%	2.81%	2.99%	3.29%	3.84%
Portfolio turnover	23.21%	13.91%	5.92%	20.27%	22.10%

(a)	Percentages are after expenses waived by Adviser and custodian and interest expense reductions.

Expenses waived by Adviser and custodian and interest expense reductions were:

.04% and .03% for 2006; .19% and .04% for 2005; .22% and .04% for 2004; .23% and .04% for 2003; and .35% and .06% for 2002, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Government Securities and Agencies — 100%

June 30, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value of Shares	Market Value
FEDERAL HOME LOAN BANK
47.38% of Net Assets
Medium Term Note	5.125%	06/08/2015	Aaa/AAA*/AAA@	$1,500,000	$1,431,154
Medium Term Note	7.000	08/15/2014	Aaa/AAA	500,000	548,255
Medium Term Note	5.625	02/12/2018	Aaa/AAA	1,500,000	1,439,060
Medium Term Note	5.620	08/06/2018	AAA/Aaa	3,000,000	2,868,531
Medium Term Note	5.220	12/15/2014	Aaa/AAA	1,000,000	959,710
Medium Term Note	5.375	04/22/2015	Aaa/AAA*/AAA@	3,025,000	2,933,073

					10,179,783
FEDERAL NATIONAL MORTGAGE ASSOCIATION
22.50% of Net Assets
Medium Term Note	5.300	08/15/2013	AAA/Aaa	2,000,000	1,948,870
Medium Term Note	5.500	12/09/2014	Aaa/AAA	1,000,000	971,740
Medium Term Note	5.250	12/30/2015	Aaa/AAA	1,000,000	956,115
Medium Term Note	5.210	06/30/2015	Aaa/AAA*/AAA@	1,000,000	957,775

					4,834,500
FEDERAL FARM CREDIT
13.94% of Net Assets
Medium Term Note	5.300	06/24/2014	Aaa/AAA	2,050,000	2,021,191
Medium Term Note	5.625	10/20/2015	Aaa/AAA*/AAA@	1,000,000	974,218

					2,995,409
FEDERAL HOME LOAN MORTGAGE
8.62% of Net Assets
Medium Term Note	5.000	03/27/2018	Aaa/AAA	500,000	459,513
Medium Term Note	4.875	03/15/2007	Aaa/AAA	1,400,000	1,392,878

					1,852,391
STUDENT LOAN MARKETING ASSOCIATION
5.09% of Net Assets
Medium Term Note	7.300	08/01/2012	Aaa/AAA	1,000,000	1,094,040

					1,094,040
CASH EQUIVALENTS
1.34% of Net Assets
US Bank U.S. Treasury Money Market Fund				286,945	286,945

					286,945

Total Investments (cost $21,731,406) (See (a) below for further explanation) - 98.87% of Net Assets					$21,243,068

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
#	Bond ratings are unaudited.
(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$108,086
Unrealized depreciation	(596,424)

Net unrealized depreciation	$(488,338)

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2006

ASSETS:
Investments in securities, at value (Cost: $21,731,406)		$21,243,068
Cash		3,239
Interest receivable		267,492
Prepaid expenses		13,003

Total assets		21,526,802
LIABILITIES:
Payable for:
Distributions to shareholders	$21,341
Fund shares redeemed	8,749
Investment advisory fee	3,544
Transfer agent fee	2,620
Trustee fee	1,041
Accrued expenses	2,064

Total liabilities		39,359

NET ASSETS:
Capital		22,407,440
Undistributed net investment income		23,384
Net accumulated realized loss on investment transactions		(455,043)
Net unrealized depreciation in value of investments		(488,338)

Net assets at value		$21,487,443

NET ASSET VALUE, offering price and redemption price per share ($21,487,443 -:- 2,243,064 shares outstanding; unlimited number of shares authorized; no par value)		$9.58

STATEMENT OF OPERATIONS

For the year ended June 30, 2006

Net investment income:
Interest income	$1,209,234

Expenses:
Investment advisory fee	44,792
Transfer agent fee	32,876
Custodian expense	5,915
Professional fees	4,547
Trustee fees	2,114
Printing fees	5,000
Postage fees	5,000
Other expenses	5,042

Total expenses	105,286

Custodian expense reduction	(5,915)

Net expenses	99,371

Net investment income	1,109,863

Realized and unrealized loss on investments:
Net realized loss	(53,327)
Net decrease in unrealized appreciation	(1,091,150)

Net realized and unrealized loss on investments	(1,144,477)

Net decrease in net assets resulting from operations	$(34,614)

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2006 and 2005

	2006	2005
Increase in net assets:
Operations:
Net investment income	$1,109,863	$988,425
Net realized loss on investments	(53,327)	(27,142)
Net (decrease)/increase in unrealized appreciation	(1,091,150)	267,746

Net (decrease)/increase in net assets resulting from operations	(34,614)	1,229,029
Distributions to shareholders from net investment income	(1,086,481)	(988,425)
Net fund share transactions (Note 4)	239,381	4,053,285

Total (decrease)/increase	(881,714)	4,293,889
Net assets:
Beginning of year	22,369,157	18,075,268

End of year	$21,487,443	$22,369,157

Undistributed Net Investment Income	$23,384	$—

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	2006	2005	2004	2003	2002
Net asset value, beginning of year	$10.07	$9.94	$10.35	$10.07	$9.83

Income from investment operations:
Net investment income	0.48	0.47	0.52	0.53	0.58
Net gains/(losses) on securities, both realized and unrealized	(0.49)	0.13	(0.41)	0.28	0.24

Total from investment operations	(0.01)	0.60	0.11	0.81	0.82
Less distributions:
Distributions from net investment income	(0.48)	(0.47)	(0.52)	(0.53)	(0.58)

Net asset value, end of year	$9.58	$10.07	$9.94	$10.35	$10.07

Total return	(0.14)%	6.17%	1.09%	8.23%	8.54%
Net assets, end of year (in thousands)	$21,487	$22,369	$18,075	$18,758	$13,412
Ratio of net expenses to average net assets (a)	0.45%	0.44%	0.45%	0.45%	0.48%
Ratio of net investment income to average net assets	4.97%	4.68%	5.12%	5.19%	5.81%
Portfolio turnover	17.67%	28.88%	42.35%	53.62%	75.15%

(a)	Percentages are after expenses waived by Adviser and custodian and interest expense reductions.

Expenses waived by Adviser and custodian and interest expense reductions were:

0% and .47% for 2006; 0% and .48% for 2005; 0% and .48% for 2004; 0% and .48% for 2003; and 0% and .52% for 2002, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2006

1.	Organization and Significant Accounting Policies

Dupree Mutual Funds is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end investment company. The Declaration of Trust of Dupree Mutual Funds (the “Trust”) permits the Trustees to create an unlimited number of series of investment portfolios (each a “Fund” and collectively the “Funds”) and with respect to each series to issue an unlimited number of full or fractional shares of a single class. The Trust currently offers nine series:

Alabama Tax-Free Income Series

Kentucky Tax-Free Income Series

Kentucky Tax-Free Short-to-Medium Series

Mississippi Tax-Free Income Series

North Carolina Tax-Free Income Series

North Carolina Tax-Free Short-to-Medium Series

Tennessee Tax-Free Income Series

Tennessee Tax-Free Short-to-Medium Series, and

Intermediate Government Bond Series

The investment strategy of the eight state tax-free funds is to maintain 100% of their investments in Alabama, Kentucky, Mississippi, North Carolina or Tennessee municipal securities.

The Intermediate Government Bond Series’ investment strategy is to invest only in obligations of the U.S. Treasury and Agencies of the U.S. Government. The Intermediate Government Bond Series will buy bonds and notes that will maintain an average maturity of no more than ten years.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

A.	Security Valuation

Securities held by the Intermediate Government Bond Series are valued using market quotations as provided by an independent pricing service. Securities held by the eight state tax-free funds are valued as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. These procedures involve the use of a matrix pricing model which takes into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds.

B.	Security Transactions

Security transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2006

1.	Significant Accounting Policies, continued:

C.	Security Income

Interest income, which includes the amortization of premiums and the accretion of discounts, is recorded on an accrual basis.

D.	When-Issued and Delayed Settlement Securities

The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Funds until the security is delivered and payment takes place. At the time the Funds enter into this type of transaction, they are required to segregate cash or other liquid assets equal to the value of the securities purchased.

E.	Federal Income Taxes

Each of the Funds is a separate entity for federal income tax purposes. It is each Funds’ policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code (the “code”) applicable to regulated investment companies, including the distribution of all taxable income to their shareholders. The Funds have met the requirements of the code applicable to regulated investment companies for the year ended June 30, 2006. Therefore, no federal income tax provision is required.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management believes that the adoption of FIN 48 will have no impact to the financial statements.

F.	Distributions

Substantially all of the net investment income of the Funds is declared as a dividend to shareholders of record as of the close of business each day. Distributions are payable in cash or in additional shares at the net asset value on the payable date. Distributions are determined in accordance with income tax regulations. Distributions are payable:

Monthly for:	Kentucky Tax-Free Short-to-Medium Series;
North Carolina Tax-Free Short-to-Medium Series;
Tennessee Tax-Free Short-to-Medium Series;
Intermediate Government Bond Series; and

Quarterly for:	Alabama Tax-Free Income Series;
Kentucky Tax-Free Income Series;
Mississippi Tax-Free Income Series;
North Carolina Tax-Free Income Series;
Tennessee Tax-Free Income Series

Permanent book and tax basis differences relating to shareholder distributions have been reclassified to capital.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2006

1.	Significant Accounting Policies, continued:

G.	Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates.

2.	Investment Advisory Fee and Other Transactions with Affiliates

Subject to the direction of the Trustees, Dupree & Company, Inc. (the Adviser) is responsible for the management of the Funds’ portfolios. Under the terms of the Investment Advisory Agreements for the Alabama, Kentucky, Mississippi, North Carolina and Tennessee Series, the Funds have agreed to pay to the Adviser as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreements, a fee at the annual rate of .50 of 1% of the first $100,000,000 average daily net assets of each series determined separately; .45 of 1% of the average daily net assets between $100,000,001 and $150,000,000 of each series determined separately; .40 of 1% of the average daily net assets between $150,000,001 and $500,000,000 of each series determined separately; and .35 of 1% of the average daily net assets in excess of $500,000,000. For the Intermediate Government Bond Series, the Fund has agreed to pay to the Adviser, as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreement, a fee at the annual rate of .20 of 1% of average daily net assets.

The Adviser may voluntarily waive investment advisory fees payable to it under the Investment Advisory Agreement with each Fund, and assume and pay other operating expenses. The Adviser will not seek to recoup any waived fees or other operating expenses it has assumed.

For the year ended June 30, 2006, investment advisory fees and waived amounts were as follows:

	Investment Advisory fees	Waived Investment Advisory fees
Alabama Tax-Free Income Series	$46,424	$34,855
Kentucky Tax-Free Income Series	$2,794,381	—
Kentucky Tax-Free Short-to-Medium Series	$453,347	—
Mississippi Tax-Free Income Series	$23,633	$21,013
North Carolina Tax-Free Income Series	$231,203	—
North Carolina Tax-Free Short-to-Medium Series	$73,309	$7,451
Tennessee Tax-Free Income Series	$426,557	—
Tennessee Tax-Free Short-to-Medium Series	$86,059	$6,338
Intermediate Government Bond Series	$44,792	—

In addition, each Fund has entered into a Shareholder Service Agreement with Dupree & Company, Inc, the Funds’ transfer agent. The agreement provides for a fee computed on the average daily net asset value at the annual rate of .15 of 1% on the first $20,000,000 of average net assets and .12 of 1% of all amounts in excess of $20,000,000 of average net assets for each Fund.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2006

3.	Purchases and Sales of Securities

During the year ended June 30, 2006, the cost of purchases and the proceeds from sales and maturities of securities (excluding short-term securities) for each of the Funds were as follows:

	Purchases	Sales/Calls
Alabama Tax-Free Income Series	$3,647,766	$705,849
Kentucky Tax-Free Income Series	182,848,569	119,930,839
Kentucky Tax-Free Short-to-Medium Series	15,852,612	25,933,774
Mississippi Tax-Free Income Series	1,250,490	757,802
North Carolina Tax-Free Income Series	10,889,882	5,780,917
North Carolina Tax-Free Short-to-Medium Series	2,752,899	5,706,409
Tennessee Tax-Free Income Series	13,995,915	5,152,602
Tennessee Tax-Free Short-to-Medium Series	3,933,943	7,205,055
Intermediate Government Bond Series	4,036,548	3,850,030

4.	Capital Shares

At June 30, 2006, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

ALABAMA TAX-FREE INCOME SERIES	Year Ended June 30, 2006		Year Ended June 30, 2005
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	342,799	$4,022,275	257,047	$3,038,742
Shares issued for reinvestment of distributions	21,144	246,797	18,821	221,221
Shares redeemed	(84,890)	(993,133)	(81,481)	(964,594)
Net increase	279,053	$3,275,939	194,387	$2,295,369

KENTUCKY TAX-FREE INCOME SERIES	Year Ended June 30, 2006		Year Ended June 30, 2005
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	10,839,447	$81,805,770	11,236,963	$85,955,642
Shares issued for reinvestment of distributions	2,141,082	16,060,512	2,555,754	19,449,910
Shares redeemed	(9,271,622)	(69,774,843)	(6,759,937)	(51,700,394)
Net increase	3,708,907	$28,091,439	7,032,780	$53,705,158

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2006		Year ended June 30, 2005
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	2,763,577	$14,382,688	4,533,367	$24,090,958
Shares issued for reinvestment of distributions	341,936	1,778,012	409,453	2,172,815
Shares redeemed	(5,279,537)	(27,468,154)	(4,921,385)	(26,133,145)
Net increase/(decrease)	(2,174,025)	(11,307,454)	21,435	$130,628

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2006

4.	Capital Shares, continued:

MISSISSIPPI TAX-FREE INCOME SERIES	Year Ended June 30, 2006		Year ended June 30, 2005
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	94,179	$1,081,515	133,931	$1,574,161
Shares issued for reinvestment of distributions and capital gain	12,595	144,512	12,532	146,062
Shares redeemed	(69,436)	(803,744)	(19,655)	(231,094)
Net increase	37,338	$422,283	126,808	$1,489,129

NORTH CAROLINA TAX-FREE INCOME SERIES	Year Ended June 30, 2006		Year ended June 30, 2005
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	885,785	$9,680,978	803,105	$8,888,885
Shares issued for reinvestment of distributions	115,290	1,253,668	129,319	1,422,722
Shares redeemed	(491,003)	(5,368,378)	(498,287)	(5,493,182)
Net increase	510,072	$5,566,268	434,137	$4,818,425

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2006		Year Ended June 30, 2005
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	243,043	$2,541,633	494,522	$5,275,289
Shares issued for reinvestment of distributions	27,436	286,409	33,493	356,511
Shares redeemed	(579,853)	(6,066,509)	(425,310)	(4,536,020)
Net increase/(decrease)	(309,374)	$(3,238,467)	102,705	$1,095,780

TENNESSEE TAX-FREE INCOME SERIES	Year Ended June 30, 2006		Year ended June 30, 2005
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	1,500,530	$16,536,991	1,786,902	$19,956,182
Shares issued for reinvestment of distributions	128,726	1,412,690	152,080	1,688,267
Shares redeemed	(859,498)	(9,466,572)	(1,053,564)	(11,746,976)
Net increase	769,758	$8,483,109	885,418	$9,897,473

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2006		Year ended June 30, 2005
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	186,108	$1,950,956	380,688	$4,070,797
Shares issued for reinvestment of distributions	35,229	367,897	41,975	447,462
Shares redeemed	(580,700)	(6,075,705)	(519,856)	(5,542,597)
Net decrease	(359,363)	$(3,756,852)	(97,193)	$(1,024,338)

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2006

4.	Capital Shares, continued:

INTERMEDIATE GOVERNMENT BOND SERIES	Year Ended June 30, 2006		Year ended June 30, 2005
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	312,018	$3,074,113	639,505	$6,423,219
Shares issued for reinvestment of distributions	83,901	822,217	77,573	778,570
Shares redeemed	(373,577)	(3,656,949)	(313,969)	(3,148,504)
Net increase	22,342	$239,381	403,109	$4,053,285

5.	Concentration of credit risk

The Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, and Tennessee Tax-Free Short-to-Medium Series each invest solely in debt obligations issued by the states of Alabama, Kentucky, Mississippi, North Carolina and Tennessee, respectively, and their respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. Each of these state-specific Funds is more susceptible to economic and political factors adversely affecting issuers of their states’ respective municipal securities than a fund that is not concentrated in these issuers to the same extent.

6.	Federal Income Taxes

As of June 30, 2006, the Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series, and Intermediate Government Bond Series have capital loss carryforwards which are available to offset future capital gains, if any. As of June 30, 2006 the Mississippi Tax-Free Income Series does not have any capital loss carryforwards.

The capital loss carryforwards expire as follows:

	2007	2008	2009	2010	2011	2012	2013	2014	Total
Alabama Tax-Free Income Series	$—	$—	$—	$—	$—	$886	$157	$—	$1,043
Kentucky Tax-Free Income Series	—	—	—	—	—	—	257,991	—	257,991
Kentucky Tax-Free Short-to-Medium Series	—	135,232	312,672	34,064	—	44,500	329,431	74,336	930,235
North Carolina Tax-Free Income Series	—	—	—		—	774,390	—	—	774,390
North Carolina Tax-Free Short-to-Medium Series	—	5,915	22,226	—	—	10,514	4,659	43,905	87,219
Tennessee Tax-Free Income Series	—	106,065	523,414	69,806	18,314	175,434	28,669	—	921,703
Tennessee Tax-Free Short-to-Medium Series	—	5,991	37,349	—	—		797	61,617	105,754
Intermediate Government Bond Series	—	209,853	46,873	—	—	117,848	2	64,307	438,883

The tax basis components of distributable earnings for each of the Funds are the same, with the exception of wash sales of $1,253 on the Alabama Tax-Free Income Series.

Capital losses incurred after October 31 (“Post-October” losses) within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. The following Funds incurred and will elect to defer net

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2006

6.	Federal Income Taxes, continued:

capital losses during the fiscal year 2006 as follows:

Post October Losses
Alabama Tax-Free Income Series	$(4,222)
Kentucky Tax-Free Short-to-Medium Series	(252,336)
North Carolina Tax-Free Short-to-Medium Series	(28,191)
Tennessee Tax-Free Short-to-Medium Series	(71,856)
Intermediate Government Bond Series	(16,160)

At June 30, 2006, the effect of permanent book to tax differences (expiration of capital loss carryforwards) resulted in increases and decreases to the components of net assets as follows:

	Accumulated Net Realized Losses	Capital
Kentucky Tax-Free Short-to-Medium Series	$73,155	$(73,155)

The tax character of distributions paid for the years ended June 30, 2006 and 2005 were as follows:

	6/30/2006			6/30/2005
	Tax Exempt Income	Ordinary Income	Long-term Capital Gain	Tax Exempt Income	Ordinary Income	Long-term Capital Gain
Alabama Tax-Free Income Series	$368,623	$—	$—	$273,588	$—	$—
Kentucky Tax-Free Income Series	27,614,512	—	—	27,597,283	—	—
Kentucky Tax-Free Short-to-Medium Series	2,644,939	—	—	2,885,070	—	—
Mississippi Tax-Free Income Series	186,687	—	17,756	160,579	—	—
North Carolina Tax-Free Income Series	1,797,666	—	—	1,643,099	—	—
North Carolina Tax-Free Short-to-Medium Series	415,263	—	—	474,522	—	—
Tennessee Tax-Free Income Series	3,246,995	—	—	3,042,731	—	—
Tennessee Tax-Free Short-to-Medium Series	492,563	—	—	566,331	—	—
Intermediate Government Bond Series	—	1,086,481	—	—	988,425	—

7.	Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which may provide for indemnification. The Funds’ maximum exposure under these arrangements is unknown, as this would involve predicting future claims that may be made against the Funds, if any, that have not yet occurred. However, based on experience, the Funds do not expect the risk of loss to be material.

8.	Line of Credit Agreement and Custodian Agreement

Under the terms of an agreement with the Funds’ custodian, principal amounts up to 5% of a Fund’s net assets are available on an uncommitted line of credit. The principal amounts borrowed are due on demand. The agreement expires on September 30, 2006 but may be renewed annually. Interest is payable based on the published prime rate of the bank. Securities with a minimum value of three times the loan proceeds will be

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2006

8.	Line of Credit Agreement and Custodian Agreement, continued:

assigned as collateral until the balance of the note and unpaid interest is paid in full and terminated.

During the year ended June 30, 2006, the weighted average borrowings for each Series were as follows:

Weighted average borrowings
Alabama Tax-Free Income Series	$7,696
Kentucky Tax Free Income Series	890
Kentucky Tax-Free Short-to-Medium Series	31,619
Mississippi Tax-Free Income Series	3,247
North Carolina Tax-Free Income Series	2,140
North Carolina Tax-Free Short-to-Medium Series	9,932
Tennessee Tax-Free Income Series	1,378
Tennessee Tax-Free Short-to-Medium Series	8,416
Intermediate Government Bond Series	3,455

The Funds have a contractual agreement with the custodian whereby the bank will provide custodial services for $1.00 per year. Through arrangements with the Funds’ custodian, credits realized as a result of unninvested cash balances were used to reduce each Fund’s expenses. During the year, these credits reduced each of the Funds’ expenses by the amount shown on the statements of operation as “custodian expense reduction.”

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors Trustees of

Dupree Mutual Funds:

We have audited the accompanying statements of assets and liabilities of Dupree Mutual Funds (comprised of Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series, and Intermediate Government Bond Series) (the Funds), including the schedules of portfolio investments, as of June 30, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios comprising the Dupree Mutual Funds at June 30, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Cincinnati, Ohio

August 4, 2006

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

June 30, 2006

Trustee and officer information

The following table sets forth information as to the Trustees and officers:

Name, Address and Age	Position(s) held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Officers:

Thomas P. Dupree Sr. 125 South Mill Street Lexington, KY 40507 Age: 76	President	Annual Term; 27 years service as President	Chairman of the Board of Dupree & Company, Inc.	N/A	Office Suites Plus

Gay M. Elste P.O. Box 28 Versailles, KY 40383 Age: 55	Compliance Officer	Annual Term; 2 years of service	Attorney at Law, Darsie & Elste. Anstruther Farm, beef cattle farming	N/A	N/A

Allen E. Grimes, III 125 South Mill Street Lexington, KY 40507 Age: 43	Executive Vice President	Annual Term; 1 year of service	President, Dupree & Company, Inc. Attorney, Dinsmore & Shohl LLP (2001-2004)	N/A	N/A

Michelle M. Dragoo 125 South Mill Street Lexington, KY 40507 Age: 45	Vice President, Secretary, Treasurer	Annual Term; 8 years of service as Vice President, 6 years of service as Secretary, Treasurer	Vice President, Secretary, Treasurer of Dupree & Company, Inc.	N/A	N/A

Alison L. Arnold 125 South Mill Street Lexington, KY 40507 Age: 46	Assistant Secretary	Annual Term; 13 years of service	Dupree & Company, Inc.	N/A	N/A

Trustees:

William A. Combs, Jr. 111 Woodland Ave., #510 Lexington, KY 40502 Age: 66	Chairman, Trustee	Annual Term 5 years of service as Chairman; 17 years of service as Trustee	Officer, Director: Mercedes-Benz of Cincinnati, Ohio; Mercedes-Benz of West Chester, Ohio and Freedom Dodge, Lexington, KY	9	N/A

Lucy A. Breathitt 1703 Fairway Drive Lexington, KY 40502 Age: 69	Trustee	Annual Term 10 years of service as Trustee	Alexander Farms, farming	9	KY Historical Society Foundation, KY Natural Lands Trust, Bluegrass Conservancy

C. Timothy Cone 201 West Short Street Lexington, KY 40507 Age: 61	Trustee	Annual Term 4 years of service as Trustee	President, Gess, Mattingly & Atchison, P.S.C. (law firm)	9	N/A

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

June 30, 2006

Trustee and officer information, continued:

Name, Address and Age (continued)	Position(s) held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Director

J. William Howerton 3954 Primrose Place Paducah, KY 42001 Age: 74	Trustee	Annual Term 6 years of service as Trustee	Judge (retired November 1996) KY Court of Appeals; Self-Employed Mediator, Arbitrator and Special Judge. Trustee 4 accounts	9	Director KY Lottery Corporation; Director Carson Four Rivers Center for the Performing Arts

William S. Patterson 367 West Short Street Lexington, KY 40507 Age: 74	Trustee	Annual Term 27 years of service as Trustee	President, CEO, Cumberland Surety Co., Lexington, KY, President, Patterson & Co., Frankfort, KY, (real estate development, thoroughbred horse breeding and farming)	9	N/A

As of June 30, 2006, none of the Trustees nor members of their immediate family held any beneficial interest in the Trust’s Investment Adviser. Further, the Trust does not have an underwriter.

The Statement of Additional Information (“SAI”) includes additional information about Trustees and officers and is available upon request without charge. Please call (800) 866-0614 to request the SAI.

Proxy Voting Information

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (800) 866-0614, or on the Securities and Exchange Commission’s website at http://www.sec.gov. For the year ending June 30, 2006 the Funds exercised no proxy votes due to the fact that the debt instruments in which the Funds invest carry no voting rights.

Quarterly Portfolio Disclosure

The Trust files with the Securities and Exchange Commission a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q beginning with September 2004 quarter. The complete listing (i) is available on the commission’s website and (ii) will be made available to shareholders upon request by calling 800-866-0614. Information on the operation of the S.E.C.’s Public Reference Room may be obtained by calling 1-800-SEC-0300.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur transaction costs including investment advisory fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2006” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses which is not the Funds’ actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Net Expense Ratio Annualized June 30, 2006	Beginning Account Value January 1, 2006*	Ending Account Value June 30, 2006**	Expenses Paid During the Six Months Ended June 30, 2006
Alabama Tax-Free Income Series
Actual	.51%	$1,000.00	$950.00	$2.47
Hypothetical	.51	1,000.00	1,024.70	2.56
Kentucky Tax-Free Income Series
Actual	.58	1,000.00	1,000.00	2.88
Hypothetical	.58	1,000.00	1,024.70	2.91
Kentucky Tax-Free Short-to-Medium Series
Actual	.71	1,000.00	1,001.20	3.52
Hypothetical	.71	1,000.00	1,024.70	3.56
Mississippi Tax-Free Income Series
Actual	.45	1,000.00	1,000.00	2.23
Hypothetical	.45	1,000.00	1,024.70	2.26
North Carolina Tax-Free Income Series
Actual	.72	1,000.00	1,000.60	3.57
Hypothetical	.72	1,000.00	1,024.70	3.61
North Carolina Tax-Free Short-to-Medium Series
Actual	.76	1,000.00	999.80	3.77
Hypothetical	.76	1,000.00	1,024.70	3.82

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

June 30, 2006

Schedule of Shareholder Expenses, continued:

	Net Expense Ratio Annualized June 30, 2006	Beginning Account Value January 1, 2006*	Ending Account Value June 30, 2006**	Expenses Paid During the Six Months Ended June 30, 2006
Tennessee Tax-Free Income Series
Actual	.71%	$1,000.00	$1,000.50	$3.52
Hypothetical	.71	1,000.00	1,024.70	3.56
Tennessee Tax-Free Short-to-Medium Series
Actual	.74	1,000.00	1,000.70	3.67
Hypothetical	.74	1,000.00	1,024.70	3.74
Intermediate Government Bond Series
Actual	.44	1,000.00	996.70	2.18
Hypothetical	.44	1,000.00	1,024.70	2.21

*	The example is based on an investment of $1,000 invested at the beginning of the period.
**	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period multiplied by [number of days in most recent fiscal half-year/365] (to reflect one-half year period).

Item 2. Code of Ethics

The registrant has adopted a code of ethics that applies to the principal executive officer, principal financial officer, principal accounting officer and persons performing similar functions. The full text of the Code of Ethics is incorporated by reference from the registrant’s Post Effective Amendment No. 44. There have been no amendments to or waivers from the Code of Ethics during the reporting period. The Registrant’s Code of Ethics is posted on its web site.

Item 3. Audit Committee Financial Expert: The board does not have a financial expert serving on the audit committee. The registrant’s audit committee is comprised of all Trustees all of who are non-interested and independent. The audit committee believes that the collective experience and expertise of the members in assessing the performance of companies and the evaluation of financial statements is sufficient to assess the issues which can reasonably be expected to be raised by the Trust’s financial statements.

Item 4. Principal Accountant Fees and Services: This information is incorporated by reference in the registrant’s definitive proxy statement to be filed within 120 days after June 30, 2006.

Item 5. Not applicable

Item 6. Included as part of item 1.

Item 7. Not applicable

Item 8. Not applicable.

Item 9. Not applicable

Item 10. There have been no changes to the procedures by which shareholders may recommend nominees to the board of trustees nominating committee.

Item 11. Controls and Procedures:

On August 4, 2006 the Registrant’s President and Treasurer assessed the disclosure controls and procedures to evaluate the effectiveness of the Registrant’s disclosure controls and procedures designed to ensure that information required to be disclosed by the investment company on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms. Disclosure controls and procedures include, without limitation, controls and procedures designed to ensure that information required to be disclosed by an investment company in the reports that it files on Form N-CSR is accumulated and communicated to the investment company’s management, including its principal executive and principal financial officers or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

Further, on August 4, 2006 the Registrant’s President and Treasurer assessed the internal control over financial reporting to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles and includes those policies and procedures that: (1) pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the investment company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the investment company are being made only in accordance with authorizations of management and trustees of the investment company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the investment company’s assets that could have a material effect on the financial statements.

The Registrant’s President and Treasurer have deemed the disclosure controls and procedures and the internal control over financial reporting effective. There were no changes in the Registrant’s disclosure controls and procedures or internal control over financial reporting that occurred during the fourth quarter of the fiscal year that materially affected or is reasonably likely to materially affect the Registrant’s financial statements.

Item 12. Exhibits

(a)	(1) Incorporated by reference from Post Effective Amendment No. 44

(a)	(2) Certifications

(a)	(3) Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DUPREE MUTUAL FUNDS
(Registrant)

By	/s/ Thomas P. Dupree, Sr.
Thomas P. Dupree, President

Date 5th September, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Thomas P. Dupree, Sr.
Thomas P. Dupree, Sr., President

Date 5th September, 2006

By	/s/ Michelle M Dragoo
Michelle M. Dragoo, Treasurer

Date 5th September, 2006